Document and Entity Information (USD $)	12 Months Ended
	Jun. 30, 2013	Aug. 09, 2013	Dec. 28, 2012
Document Document And Entity Information [Line Items]
Entity Registrant Name	STRATTEC SECURITY CORP
Entity Central Index Key	0000933034
Document Type	10-K
Document Period End Date	Jun 30, 2013
Amendment Flag	false
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--06-30
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 81,306,000
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding		3,432,946

Consolidated Statements of Income and Comprehensive Income (Loss) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jul. 01, 2012	Jul. 03, 2011
NET SALES	$ 298,179	$ 279,234	$ 260,933
Cost of goods sold	244,313	228,971	218,770
GROSS PROFIT	53,866	50,263	42,163
Engineering, selling, and administrative expenses	34,934	33,920	33,443
Loss on settlement of pension obligation	2,144
INCOME FROM OPERATIONS	16,788	16,343	8,720
Interest income	21	69	119
Equity (loss) income of joint ventures	(225)	(1,071)	1,246
Interest expense	(34)	(81)	(175)
Other income, net	329	582	220
INCOME BEFORE PROVISION FOR INCOME TAXES AND NON-CONTROLLING INTEREST	16,879	15,842	10,130
Provision for income taxes	5,366	3,589	2,540
NET INCOME	11,513	12,253	7,590
Net income attributable to non-controlling interest	2,138	3,460	2,172
NET INCOME ATTRIBUTABLE TO STRATTEC SECURITY CORPORATION	9,375	8,793	5,418
COMPREHENSIVE INCOME (LOSS):
NET INCOME	11,513	12,253	7,590
Change in cumulative translation adjustments	736	(2,080)	1,777
Pension and postretirement plan funded status adjustment, net of tax	12,818	(11,990)	8,450
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	13,554	(14,070)	10,227
COMPREHENSIVE INCOME (LOSS)	25,067	(1,817)	17,817
Comprehensive income attributable to non-controlling interest	2,147	3,397	2,208
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO STRATTEC SECURITY CORPORATION	$ 22,920	$ (5,214)	$ 15,609
EARNINGS PER SHARE:
Basic	$ 2.77	$ 2.66	$ 1.65
Diluted	$ 2.72	$ 2.64	$ 1.63
AVERAGE SHARES OUTSTANDING:
Basic	3,327	3,300	3,285
Diluted	3,379	3,330	3,323

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jul. 01, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 20,307	$ 17,487
Receivables, less allowance for doubtful accounts of $500 at June 30, 2013 and July 1, 2012	47,514	44,496
Inventories, net	24,312	21,236
Customer tooling in progress, net	2,278	4,434
Deferred income taxes	4,267	5,219
Other current assets	7,821	8,419
Total current assets	106,499	101,291
DEFERRED INCOME TAXES		9,742
INVESTMENT IN JOINT VENTURES	9,166	8,139
OTHER LONG-TERM ASSETS	2,420	536
PROPERTY, PLANT AND EQUIPMENT, NET	51,415	46,330
Total assets	169,500	166,038
CURRENT LIABILITIES:
Accounts payable	25,543	24,149
Borrowings under credit facility	2,250
Accrued liabilities:
Payroll and benefits	13,993	19,233
Environmental	1,414	1,436
Warranty	2,500	4,958
Income taxes		2,934
Other	5,025	4,263
Total current liabilities	50,725	56,973
Commitments and Contingencies – see note on page 40
DEFERRED INCOME TAXES	1,009
ACCRUED PENSION OBLIGATIONS	1,464	18,202
ACCRUED POSTRETIREMENT OBLIGATIONS	2,717	3,465
OTHER LONG-TERM LIABILITIES	1,705
SHAREHOLDERS’ EQUITY:
Common stock, authorized 12,000,000 shares, $.01 par value, issued 6,998,702 shares at June 30, 2013 and 6,932,457 shares at July 1, 2012	70	69
Capital in excess of par value	82,684	80,621
Retained earnings	179,614	171,590
Accumulated other comprehensive loss	(22,212)	(35,757)
Less: Treasury stock at cost (3,626,673 shares at June 30, 2013 and 3,628,673 shares at July 1, 2012)	(135,938)	(135,971)
Total STRATTEC SECURITY CORPORATION shareholders’ equity	104,218	80,552
Non-controlling interest	7,662	6,846
Total shareholders’ equity	111,880	87,398
Total liabilities and shareholders' equity	$ 169,500	$ 166,038

Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2013	Jul. 01, 2012
Allowance for doubtful accounts receivable	$ 500	$ 500
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	12,000,000	12,000,000
Common stock, shares issued	6,998,702	6,932,457
Treasury stock, shares	3,626,673	3,628,673

Consolidated Statements of Shareholders' Equity (USD $) In Thousands	Total	Common Stock	Capital in Excess of Par Value	Retained Earnings	Accumulated Other Comprehensive Loss	Treasury Stock	Non-controlling interest
Beginning balance at Jun. 27, 2010	$ 75,789	$ 69	$ 79,339	$ 162,706	$ (31,941)	$ (136,047)	$ 1,663
NET INCOME	7,590			5,418			2,172
Translation adjustments	1,777				1,741		36
Pension and postretirement plan funded status adjustment, net of tax	8,450				8,450
Cash dividends declared ($1.20, $0.40 and $0.40 per share for the twelve months ended 2011, 2012 and 2013 respectively)	(3,986)			(3,986)
Purchase of Additional Interest in Majority Owned Subsidiary	(22)						(22)
Stock-based compensation and shortfall tax benefit	364		364
Stock Option Exercises	40		40
Employee stock purchases	62		24			38
Ending balance at Jul. 03, 2011	90,064	69	79,767	164,138	(21,750)	(136,009)	3,849
NET INCOME	12,253			8,793			3,460
Translation adjustments	(2,080)				(2,017)		(63)
Pension and postretirement plan funded status adjustment, net of tax	(11,990)				(11,990)
Cash dividends declared ($1.20, $0.40 and $0.40 per share for the twelve months ended 2011, 2012 and 2013 respectively)	(1,341)			(1,341)
Stock-based compensation and shortfall tax benefit	806		806
Stock Option Exercises	33		33
Employee stock purchases	53		15			38
Cash dividends paid to non-controlling interests of subsidiaries	(400)						(400)
Ending balance at Jul. 01, 2012	87,398	69	80,621	171,590	(35,757)	(135,971)	6,846
NET INCOME	11,513			9,375			2,138
Translation adjustments	736				727		9
Pension and postretirement plan funded status adjustment, net of tax	12,818				12,818
Cash dividends declared ($1.20, $0.40 and $0.40 per share for the twelve months ended 2011, 2012 and 2013 respectively)	(1,351)			(1,351)
Stock-based compensation and shortfall tax benefit	1,273		1,273
Stock Option Exercises	770	1	769
Employee stock purchases	54		21			33
Cash dividends paid to non-controlling interests of subsidiaries	(1,331)						(1,331)
Ending balance at Jun. 30, 2013	$ 111,880	$ 70	$ 82,684	$ 179,614	$ (22,212)	$ (135,938)	$ 7,662

Consolidated Statements of Shareholders' Equity (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jul. 01, 2012	Jul. 03, 2011
Pension and postretirement funded status adjustment tax impact	$ 7,857	$ 7,348	$ 5,178
Cash dividends declared per share	$ 0.4	$ 0.4	$ 1.2
Tax benefits on restricted stock dividends	8	7	15
Accumulated Other Comprehensive Loss
Pension and postretirement funded status adjustment tax impact	7,857	7,348	5,178
Retained Earnings
Cash dividends declared per share	$ 0.4	$ 0.4	$ 1.2
Capital in Excess of Par Value
Tax benefits on restricted stock dividends	$ 8	$ 7	$ 15

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jul. 01, 2012	Jul. 03, 2011
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 11,513	$ 12,253	$ 7,590
Adjustments to reconcile net income to net cash provided by operating activities:
Equity loss (income) of joint ventures	225	1,071	(1,246)
Depreciation and amortization	7,490	6,809	6,619
Foreign currency transaction loss (gain)	395	(1,369)	836
Unrealized (gain) loss on peso option contracts	(395)	640	(245)
Loss (gain) on disposition of property, plant and equipment	100	30	(6)
Deferred income taxes	3,847	54	(177)
Stock based compensation expense	1,062	825	621
Provision for doubtful accounts		116
Loss on settlement of pension obligation	2,144
Change in operating assets and liabilities:
Receivables	(2,923)	(5,394)	(3,309)
Inventories	(3,076)	899	(5,049)
Other assets	2,809	(2,130)	(183)
Accounts payable and accrued liabilities	(7,553)	3,437	2,902
Other, net	27		18
Net cash provided by operating activities	15,665	17,241	8,371
CASH FLOWS FROM INVESTING ACTIVITIES
Investment in joint ventures	(965)	(200)	(450)
Restricted Cash			2,100
Additions to property, plant and equipment	(12,515)	(13,558)	(9,531)
Purchase of additional interest in majority owned subsidiary			(22)
Proceeds received on sale of property, plant and equipment	91	19	111
Net cash used in investing activities	(13,389)	(13,739)	(7,792)
CASH FLOWS FROM FINANCING ACTIVITIES
Borrowings under credit facility	3,250
Repayments under credit facility	(1,000)
Exercise of stock options and employee stock purchases	823	82	90
Excess tax benefits from stock-based compensation	270	4	12
Dividends paid to non-controlling interests of subsidiaries	(1,331)	(400)
Dividends paid	(1,352)	(1,341)	(3,989)
Repayment of loan from related parties		(1,850)	(1,150)
Net cash provided by (used in) financing activities	660	(3,505)	(5,037)
FOREIGN CURRENCY IMPACT ON CASH	(116)	240	(159)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	2,820	237	(4,617)
CASH AND CASH EQUIVALENTS
Beginning of year	17,487	17,250	21,867
End of year	20,307	17,487	17,250
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Income taxes paid	3,701	2,721	1,394
Interest paid	$ 42	$ 115	$ 188

Consolidated Statements of Cash Flows (Parenthetical) (USD $)	12 Months Ended
Jul. 01, 2012
Principal amount on outstanding loan terminated and converted to additional capital contributions in joint venture investment	$ 1,500,000
Accrued interest amounts terminated and converted to additional capital contributions in the joint venture investment	$ 112,000

Organization and Summary of Significant Accounting Policies	12 Months Ended
Jun. 30, 2013
Organization and Summary of Significant Accounting Policies

ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

STRATTEC SECURITY CORPORATION designs, develops, manufactures and markets automotive access control products including mechanical locks and keys, electronically enhanced locks and keys, steering column and instrument panel ignition lock housings, latches, power sliding side door systems, power lift gate systems, power deck lid systems, door handles and related products for primarily North American automotive customers. We also supply global automotive manufacturers through a unique strategic relationship with WITTE Automotive of Velbert, Germany and ADAC Automotive of Grand Rapids, Michigan. Under this relationship, STRATTEC, WITTE and ADAC market the products of each company to global customers under the “VAST” brand name (as more fully described herein). During 2013, we acquired a 51 percent ownership interest in NextLock LLC, a newly formed joint venture which will introduce a new generation of biometric security products based upon the designs of Actuator Systems LLC, our partner and the owner of the remaining 49 percent interest. We anticipate shipment of new biometric security products to begin in the second half of our 2014 fiscal year through this new NextLock joint venture. STRATTEC products are shipped to customer locations in the United States, Canada, Mexico, Europe, South America, Korea and China, and we provide full service and aftermarket support for our products.

The accompanying consolidated financial statements reflect the consolidated results of STRATTEC SECURITY CORPORATION, its wholly owned Mexican subsidiary, STRATTEC de Mexico, and its majority owned subsidiaries, ADAC-STRATTEC, LLC and STRATTEC POWER ACCESS LLC. STRATTEC SECURITY CORPORATION is located in Milwaukee, Wisconsin. STRATTEC de Mexico is located in Juarez, Mexico. ADAC-STRATTEC, LLC and STRATTEC POWER ACCESS LLC have operations in El Paso, Texas and Juarez, Mexico. Equity investments in Vehicle Access Systems Technology LLC (“VAST LLC”) and NextLock LLC for which we exercise significant influence but do not control and are not the primary beneficiary, are accounted for using the equity method. VAST LLC consists primarily of three wholly owned subsidiaries in China and one joint venture in Brazil. NextLock LLC is located in El Paso, Texas. We have only one reporting segment.

The significant accounting policies followed in the preparation of these financial statements, as summarized in the following paragraphs, are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP).

Principles of Consolidation and Presentation: The accompanying consolidated financial statements include the accounts of STRATTEC SECURITY CORPORATION, its wholly owned Mexican subsidiary, and its majority owned subsidiaries. Equity investments for which STRATTEC exercises significant influence but does not control and is not the primary beneficiary are accounted for using the equity method. All significant inter-company transactions and balances have been eliminated.

New Accounting Standard: In February 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU” or “Update”) 2013-02, “Comprehensive Income: Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income”, which adds new disclosure requirements for items reclassified out of accumulated other comprehensive income (“AOCI”). The Update is effective for annual reporting periods beginning after December 15, 2012 and requires that we present either in a single note or parenthetically on the face of the financial statements, the effect of significant amounts reclassified from each component of AOCI based on its source and the income statement line items affected by the reclassification. We do not expect these new disclosure requirements to have a significant impact on our Consolidated Financial Statements.

Fiscal Year: Our fiscal year ends on the Sunday nearest June 30. The years ended June 30, 2013, July 1, 2012 and July 3, 2011 are comprised of 52, 52 and 53 weeks, respectively.

Use of Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses for the periods presented. These estimates and assumptions could also affect the disclosure of contingencies. Actual results and outcomes may differ from management’s estimates and assumptions.

Cash and Cash Equivalents: Cash and cash equivalents include all short-term investments with an original maturity of three months or less due to the short-term nature of the instruments. Excess cash balances are placed in a money market account at a high quality financial institution. As of June 30, 2013, $9.2 million of our $20.3 million cash and cash equivalents balance was held by our foreign subsidiaries in Mexico and is deemed to be permanently reinvested.

Derivative Instruments: We own and operate manufacturing operations in Mexico. As a result, a portion of our manufacturing costs are incurred in Mexican pesos, which causes our earnings and cash flows to fluctuate as a result of changes in the U.S. dollar / Mexican peso exchange rate. In January 2011 and August 2011, we entered into agreements with Bank of Montreal that provided for two weekly Mexican peso currency option contracts to cover a portion of our weekly estimated peso denominated operating costs. The contracts with Bank of Montreal expired June 28, 2013. The two weekly option contracts were for equivalent notional amounts. The contracts that were effective during fiscal 2011 and 2012 expired July 6, 2012, and provided for the purchase of Mexican pesos at a U.S. dollar / Mexican peso exchange rate of 11.85 if the spot rate at the weekly expiry date was below 11.85 or for the purchase of Mexican pesos at a U.S. dollar / Mexican peso exchange rate of 12.85 if the spot rate at the weekly expiry date was above 12.85. Additional contracts that were effective during fiscal 2013 expired June 28, 2013 and provided for the purchase of Mexican pesos at an average U.S. dollar / Mexican peso exchange rate of 12.40 if the spot rate at the weekly expiry date was below an average of 12.40 or for the purchase of Mexican pesos at an average U.S. dollar / Mexican peso exchange rate of 13.40 if the spot rate at the weekly expiry date was above an average of 13.40. Our objective in entering into these currency option contracts was to minimize our earnings volatility resulting from changes in exchange rates affecting the U.S. dollar cost of our Mexican operations. The Mexican peso option contracts were not used for speculative purposes and were not designated as hedges. As a result, all currency option contracts were recognized in our accompanying consolidated financial statements at fair value and changes in the fair value of the currency option contracts were reported in current earnings as part of Other Income, net. The premiums paid and received under the weekly Mexican peso currency option contracts netted to zero. As a result, premiums related to the contracts did not impact our earnings. No Mexican peso currency option contracts were outstanding as of June 30, 2013.

The fair market value of all outstanding Mexican peso option contracts in the accompanying Consolidated Balance Sheets was as follows (thousands of dollars):

	June 30, 2013	July 1, 2012
Not Designated as Hedging Instruments:
Other current liabilities:
Mexican peso option contracts	$—	$(395)

The pre-tax effects of the Mexican peso option contracts on the accompanying Consolidated Statements of Income and Comprehensive Income (Loss) consisted of the following (thousands of dollars):

	Other Income, net
	June 30, 2013	July 1, 2012
Not Designated as Hedging Instruments:
Realized gain	$27	$18
Realized (loss)	$(39)	$(438)
Unrealized gain (loss)	$395	$(640)

Fair Value of Financial Instruments: The fair value of our cash and cash equivalents, accounts receivable, accounts payable, and borrowings under credit facility approximated book value as of June 30, 2013 and July 1, 2012. Fair Value is defined as the exchange price that would be received for an asset or paid for a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. There is an established fair value hierarchy based on three levels of inputs, of which the first two are considered observable and the last unobservable. Level 1 – Quoted prices in active markets for identical assets or liabilities. These are typically obtained from real-time quotes for transactions in active exchange markets involving identical assets. Level 2 – Inputs, other than quoted prices included within Level 1, which are observable for the asset or liability, either directly or indirectly. These are typically obtained from readily-available pricing sources for comparable instruments. Level 3 – Unobservable inputs, where there is little or no market activity for the asset or liability. These inputs reflect the reporting entity’s own assumptions of the data that market participants would use in pricing the asset or liability, based on the best information available in the circumstances.

The following table summarizes our financial assets and liabilities measured at fair value on a recurring basis as of June 30, 2013 and July 1, 2012 (thousands of dollars):

	June 30, 2013				July 1, 2012
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets:
Rabbi Trust Assets:
Stock Index Funds:
Small Cap	$115	$—	$—	$115	$209	$—	$—	$209
Mid Cap	114	—	—	114	206	—	—	206
Large Cap	115	—	—	115	640	—	—	640
U.S. Treasury Securities	—	—	—	—	2,512	—	—	2,512
Cash and Cash Equivalents	1,193	—	—	1,193	806	—	—	806
Mexican peso option contracts	—	—	—	—	—	80	—	80
Total assets at fair value	$1,537	$—	$—	$1,537	$4,373	$80	$—	$4,453

Liabilities:
Mexican peso option contracts	$—	$—	$—	$—	$—	$475	$—	$475

The Rabbi Trust assets fund our supplemental executive retirement plan and are included in Other Current Assets in the accompanying Consolidated Balance Sheets. The Rabbi Trust assets are classified as Level 1 assets. Refer to discussion of Mexican peso option contracts under Derivative Instruments above. The fair value of the Mexican Peso option contracts are based on an option pricing model that considers the remaining term, current exchange rate and volatility of the underlying foreign currency base. There were no transfers between Level 1 and Level 2 assets during 2013.

Receivables: Receivables consist primarily of trade receivables due from Original Equipment Manufacturers in the automotive industry and locksmith distributors relating to our service and aftermarket sales. We evaluate the collectability of receivables based on a number of factors. An allowance for doubtful accounts is recorded for significant past due receivable balances based on a review of the past due items, general economic conditions and the industry as a whole.

Changes in the allowance for doubtful accounts were as follows (thousands of dollars):

	Balance, Beginning of Year	Provision for Doubtful Accounts	Net (Write- Offs) Recoveries	Balance, End of Year
Year ended June 30, 2013	$500	$—	$—	$500
Year ended July 1, 2012	$400	$116	$(16)	$500
Year ended July 3, 2011	$400	$—	$—	$400

Inventories: Inventories are comprised of material, direct labor and manufacturing overhead, and are stated at the lower of cost or market using the first-in, first-out (“FIFO”) cost method of accounting. Inventories consisted of the following (thousands of dollars):

	June 30, 2013	July 1, 2012
Finished products	$6,966	$5,313
Work in process	6,164	5,659
Purchased materials	12,682	11,564
	25,812	22,536
Excess and obsolete reserve	(1,500)	(1,300)
Inventories, net	$24,312	$21,236

We record a reserve for excess and obsolete inventory based on historical and estimated future demand and market conditions. The reserve level is determined by comparing inventory levels of individual materials and parts to historical usage and estimated future sales by analyzing the age of the inventory in order to identify specific materials and parts that are unlikely to be sold. Technical obsolescence and other known factors are also considered in evaluating the reserve level.

The activity related to the excess and obsolete inventory reserve was as follows (thousands of dollars):

	Balance, Beginning of Year	Provision Charged to Expense		Amounts Written Off		Balance, End of Year
Year ended June 30, 2013	$1,300	$511	$	311	$	1,500
Year ended July 1, 2012	$1,200	$385	$	285	$	1,300
Year ended July 3, 2011	$1,418	$334	$	552	$	1,200

Customer Tooling in Progress: We incur costs related to tooling used in component production and assembly. Costs for development of certain tooling, which will be directly reimbursed by the customer whose parts are produced from the tool, are accumulated on the balance sheet and are then billed to the customer. The accumulated costs are billed upon formal acceptance by the customer of products produced with the individual tool. Other tooling costs are not directly reimbursed by the customer. These costs are capitalized and amortized over the life of the related product based on the fact that the related tool will be used over the life of the supply arrangement. To the extent that estimated costs exceed expected reimbursement from the customer we will recognize a loss.

Repair and Maintenance Supply Parts: We maintain an inventory of repair and maintenance supply parts in support of operations. This inventory includes critical repair parts for all production equipment as well as general maintenance items. The inventory of critical repair parts is required to avoid disruptions in our customers’ just-in-time production schedules due to a lack of spare parts when equipment break-downs occur. All required critical repair parts are on hand when the related production equipment is placed in service and maintained to satisfy the customer model life production and service requirements, which may be 12 to 15 years. As repair parts are used, additional repair parts are purchased to maintain a minimum level of spare parts inventory. Depending on maintenance requirements during the life of the equipment, excess quantities of repair parts arise. Excess quantities are kept on hand and are not disposed of until the equipment is no longer in service. A repair and maintenance supply parts reserve is maintained to recognize the normal adjustment of inventory for obsolete and slow moving supply and maintenance parts. The adequacy of the reserve is reviewed periodically in relation to the repair parts inventory balances. The gross balance of the repair and maintenance supply parts inventory was approximately $2.0 million at June 30, 2013 and $1.9 million at July 1, 2012. The repair and maintenance supply parts inventory balance is included in Other Current Assets in the accompanying Consolidated Balance Sheets.

The activity related to the repair and maintenance supply parts reserve was as follows (thousands of dollars):

	Balance, Beginning of Year		Provision Charged to Expense		Amounts Written Off		Balance, End of Year
Year ended June 30, 2013	$500	$	195	$	195	$	500
Year ended July 1, 2012	$695	$	200	$	395	$	500
Year ended July 3, 2011	$680	$	78	$	63	$	695

Intangibles: Intangible assets that have defined useful lives acquired in the purchase of the Delphi Power Products business in 2009 consist of patents, engineering drawings and software. The intangible assets balance is included in Other Long-term Assets in the accompanying Consolidated Balance Sheets.

The carrying value and accumulated amortization were as follows (thousands of dollars):

	June 30, 2013	July 1, 2012
Patents, engineering drawings and software	$890	$890
Less: accumulated amortization	(453)	(354)
	$437	$536

The remaining useful life of the intangible assets in the table above is approximately 4.4 years. Intangible amortization expense was $99,000 for each of the years ended June 30, 2013, July 1, 2012 and July 3, 2011. Intangible amortization expense is expected to be $99,000 in each of fiscal year 2014 through 2017 and $41,000 in fiscal 2018.

Property, Plant and Equipment:

Property, plant and equipment are stated at cost. Property, plant and equipment are depreciated on a straight-line basis over the estimated useful lives of the assets as follows:

Classification	Expected Useful Lives
Land improvements	20 years
Buildings and improvements	20 to 35 years
Machinery and equipment	3 to 10 years

Property, plant and equipment consisted of the following (thousands of dollars):

	June 30, 2013	July 1, 2012
Land and improvements	$3,417	$2,809
Buildings and improvements	19,371	18,522
Machinery and equipment	140,649	130,683
	163,437	152,014
Less: accumulated depreciation	(112,022)	(105,684)
	$51,415	$46,330

Depreciation expense for the years ended June 30, 2013, July 1, 2012 and July 3, 2011 totaled approximately $7.4 million, $6.7 million and $6.5 million, respectively.

The gross and net book value of property, plant and equipment located outside of the United States, primarily in Mexico, were as follows (thousands of dollars):

	June 30, 2013	July 1, 2012
Gross book value	$70,809	$62,497
Net book value	$25,777	$20,434

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future net undiscounted cash flows expected to be generated by the asset. If an asset is considered to be impaired, the impairment recognized is measured by the excess of the carrying amount of the asset over the fair value of the asset. Assets to be disposed of are reported at the lower of the carrying amount or fair value, less estimated costs to sell. There were no impairments recorded in the years ended June 30, 2013, July 1, 2012 or July 3, 2011.

Expenditures for repairs and maintenance are charged to expense as incurred. Expenditures for major renewals and betterments, which significantly extend the useful lives of existing plant and equipment, are capitalized and depreciated. Upon retirement or disposition of plant and equipment, the cost and related accumulated depreciation are removed from the accounts and any resulting gain or loss is recognized in income.

Supplier Concentrations: The following inventory purchases were made from major suppliers during each fiscal year noted:

Fiscal Year	Percentage of Inventory Purchases	Number of Suppliers
2013	38%	7
2012	41%	14
2011	40%	11

We have long-term contracts or arrangements with most of our suppliers to guarantee the availability of raw materials and component parts.

Labor Concentrations: We had approximately 2,670 full-time associates of which approximately 225 or 8.4 percent were represented by a labor union at June 30, 2013. The associates represented by a labor union account for all production associates at our Milwaukee facility. The current contract with the unionized associates is effective through June 29, 2014.

Revenue Recognition: Revenue is recognized upon the shipment of products, which is when title passes, payment terms are final, we have no remaining obligations and the customer is required to pay. Revenue is recognized net of estimated returns and discounts, which is recognized as a deduction from revenue at the time of the shipment.

Research and Development Costs: Expenditures relating to the development of new products and processes, including significant improvements and refinements to existing products, are expensed as incurred. Research and development expenditures were approximately $1.3 million in 2013, $1.2 million in 2012, and $1.5 million in 2011.

Other Income, Net: Net other income included in the accompanying Consolidated Statements of Income and Comprehensive Income (Loss) primarily includes foreign currency transaction gains and losses, realized and unrealized gains and losses on Mexican peso option contracts and Rabbi Trust gains. Foreign currency transaction gains and losses resulted from activity associated with foreign denominated assets held by our Mexican subsidiaries. We entered into the Mexican peso currency option contracts to minimize earnings volatility resulting from changes in exchange rates affecting the U.S. dollar cost of our Mexican operations. The Rabbi Trust funds our supplemental executive retirement plan. The investments held in the Trust are considered trading securities.

The impact of these items for the periods presented was as follows (thousands of dollars):

	June 30, 2013	Years Ended July 1, 2012	July 3, 2011
Foreign currency transaction (loss) gain	$(395)	$1,369	$(836)
Rabbi Trust gain	164	24	384
Unrealized (loss) gain on Mexican peso option contracts	395	(640)	245
Realized (loss) gain on Mexican peso option contracts, net	(12)	(420)	33
Other	177	249	394
	$329	$582	$220

Self Insurance Plans: We have self-insured medical and dental plans covering all eligible U.S. associates. The claims handling process for the self-insured plans are managed by a third party administrator. Stop-loss insurance coverage limits our liability on a per individual per calendar year basis. The per individual per calendar year stop-loss limit was $150,000 in each calendar year 2010 through 2013. Prior to January 1, 2011, each covered individual could receive up to $2 million in total benefits during his or her lifetime. Effective January 1, 2011, under Health Care Reform, there is no lifetime maximum for overall benefits.

The expected ultimate cost for claims incurred under the self-insured medical and dental plans as of the balance sheet date is not discounted and is recognized as an expense. The expected ultimate cost of claims is estimated based upon the aggregate liability for reported claims and an estimated liability for claims incurred but not reported, which is based on analysis of historical data, current trends and information available from our third-party administrator. The expected ultimate cost for claims incurred under the self-insured medical and dental plans that has not been paid as of the balance sheet date is included in the accrued payroll and benefits liabilities amount in our accompanying Consolidated Balance Sheets.

Changes in the balance sheet amounts for self-insured plans were as follows (thousands of dollars):

	Balance, Beginning of Year	Provision Charged to Expense	Payments	Balance, End of Year
Year ended June 30, 2013	$320	$3,948	$3,848	$420
Year ended July 1, 2012	$320	$4,148	$4,148	$320
Year ended July 3, 2011	$320	$3,077	$3,077	$320

Warranty Reserve: We have a warranty liability recorded related to our exposure to warranty claims in the event our products fail to perform as expected, and we may be required to participate in the repair costs incurred by our customers for such products. The recorded warranty liability balance involves judgment and estimates. Our liability estimate is based on an analysis of historical warranty data as well as current trends and information, including our customers’ recent extension of their warranty programs. In recent fiscal periods, our largest customers have extended their warranty protection for their vehicles and have since demanded higher warranty cost sharing arrangements from their suppliers, including STRATTEC. As a result of these actions, during 2012, and 2011 we increased our provision to cover these exposures. Moreover, in 2011, the warranty provision was increased by $1.15 million as a result of our share of the cost associated with a customer’s specific warranty claim involving our product. The current year warranty provision credit includes the impact of favorable adjustments for warranty claims settled during the year.

Changes in the warranty reserve were as follows (thousands of dollars):

	Balance, Beginning of Year	Provision Charged (Credited) to Expense	Payments	Balance, End of Year
Year ended June 30, 2013	$4,958	$(404)	$2,054	$2,500
Year ended July 1, 2012	$3,856	$2,050	$948	$4,958
Year ended July 3, 2011	$1,718	$2,807	$669	$3,856

Foreign Currency Translation: The financial statements of our foreign subsidiaries and equity investees are translated into U.S. dollars using the exchange rate at each balance sheet date for assets and liabilities and the average exchange rate for each applicable period for sales, costs and expenses. Foreign currency translation adjustments are included as a component of other accumulated comprehensive loss. Foreign currency transaction gains and losses are included in other income, net in the accompanying Consolidated Statement of Income and Comprehensive Income (loss).

Accumulated Other Comprehensive Loss: Accumulated other comprehensive loss is comprised of the following (thousands of dollars):

	June 30, 2013	July 1, 2012	July 3, 2011
Unrecognized pension and postretirement benefit liabilities, net of tax	$18,944	$31,762	$19,772
Foreign currency translation	3,268	3,995	1,978
	$22,212	$35,757	$21,750

Deferred taxes have not been provided for the foreign currency translation adjustments.

Accounting For Stock-Based Compensation: We maintain an omnibus stock incentive plan. This plan provides for the granting of stock options, shares of restricted stock and stock appreciation rights. The Board of Directors has designated 1,700,000 shares of common stock available for the grant of awards under the plan. Remaining shares available to be granted under the plan as of June 30, 2013 were 153,993. Awards that expire or are cancelled without delivery of shares become available for re-issuance under the plan. We issue new shares of common stock to satisfy stock option exercises.

Nonqualified and incentive stock options and shares of restricted stock have been granted to our officers, outside directors and specified associates under the stock incentive plan. Stock options granted under the plan may not be issued with an exercise price less than the fair market value of the common stock on the date the option is granted. Stock options become exercisable as determined at the date of grant by the Compensation Committee of our Board of Directors. The options expire 5 to 10 years after the grant date unless an earlier expiration date is set at the time of grant. The options vest 1 to 4 years after the date of grant. Shares of restricted stock granted under the plan are subject to vesting criteria determined by the Compensation Committee of our Board of Directors at the time the shares are granted and have a minimum vesting period of three years from the date of grant. Restricted shares granted have voting and dividend rights, regardless of whether the shares are vested or unvested. The restricted stock grants issued to date vest 3 years after the date of grant.

The fair value of each stock option grant was estimated as of the date of grant using the Black-Scholes pricing model. The resulting compensation cost for fixed awards with graded vesting schedules is amortized on a straight-line basis over the vesting period for the entire award. The expected term of awards granted is determined based on historical experience with similar awards, giving consideration to the contractual terms and vesting schedules. The expected volatility is determined based on our historical stock prices over the most recent period commensurate with the expected term of the award. The risk-free interest rate is based on U.S. Treasury zero-coupon issues with a remaining term commensurate with the expected term of the award. Expected pre-vesting option forfeitures are based primarily on historical data. The fair value of each restricted stock grant was based on the market price of the underlying common stock as of the date of grant. The resulting compensation cost is amortized on a straight line basis over the vesting period. We record stock based compensation only for those awards that are expected to vest.

As of June 30, 2013, there was $550,000 of total unrecognized compensation cost related to stock options granted under the plan. This cost is expected to be recognized over a weighted average period of 10 months. As of June 30, 2013, there was $479,000 of total unrecognized compensation cost related to unvested restricted stock grants outstanding under the plan. This cost is expected to be recognized over a weighted average period of 11 months. Total unrecognized compensation cost will be adjusted for any future changes in estimated and actual forfeitures.

Cash received from option exercises was $770,000 in 2013 and $28,000 in each of fiscal year 2012 and 2011. The related income tax benefit was $421,000 in 2013, $9,000 in 2012 and $18,000 in 2011, respectively.

The intrinsic value of stock options exercised and the fair value of stock options vested were as follows (in thousands of dollars):

	Years Ended
	June 30, 2013	July 1, 2012	July 3, 2011
Intrinsic value of options exercised	$1,110	$26	$44
Fair value of stock options vested	$266	$268	$293

The grant date fair values and assumptions used to determine compensation expense were as follows:

Options Granted During	2013		2012		2011
Weighted average grant date fair value:
Options issued at grant date market value	n/a		n/a		n/a
Options issued above grant date market value	$10.48	$	10.29	$	7.48
Assumptions:
Risk free interest rates	0.95%		1.23%		1.08%
Expected volatility	57.58%		59.88%		59.89%
Expected dividend yield	1.69%		1.74%		1.54%
Expected term (in years)	6.0		6.0		4.0

The range of options outstanding as of June 30, 2013 was as follows:

	Number of Options Outstanding/ Exercisable		Weighted Average Exercise Price Outstanding/ Exercisable	Weighted Average Remaining Contractual Life Outstanding (In Years)
$10.92-$25.64	224,955/93,455	$	20.34/$14.84	6.3
$56.08-$63.25	46,500/46,500	$	60.33/$60.33	1.2
		$	27.19/$29.95

Income Taxes: Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of assets and liabilities and their respective tax bases and operating loss carry-forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences and operating loss carryforwards are expected to be recovered, settled or utilized. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are recorded to reduce deferred tax assets when it is more likely than not that a tax benefit will not be realized. We recognize the benefit of an income tax position only if it is more likely than not (greater than 50 percent) that the tax position will be sustained upon tax examination, based solely on the technical merits of the tax position. Otherwise, no benefit is recognized. The tax benefits recognized are measured based on the largest benefit that has a greater than 50 percent likelihood of being realized upon ultimate settlement. Additionally, we accrue interest and related penalties, if applicable, on all tax exposures for which reserves have been established consistent with jurisdictional tax laws. Interest and penalties on uncertain tax positions are classified in the Provision for Income Taxes in the Consolidated Statements of Income and Comprehensive Income (Loss).

Investment in Joint Ventures and Majority Owned Subsidiaries	12 Months Ended
Jun. 30, 2013
Investment in Joint Ventures and Majority Owned Subsidiaries

INVESTMENT IN JOINT VENTURES AND MAJORITY OWNED SUBSIDIARIES

We participate in certain Alliance Agreements with WITTE Automotive (“WITTE”) and ADAC Automotive (“ADAC”). WITTE, of Velbert, Germany, is a privately held automotive supplier. WITTE designs, manufactures and markets automotive components, including locks and keys, hood latches, rear compartment latches, seat back latches, door handles and specialty fasteners. WITTE’s primary market for these products has been Europe. ADAC, of Grand Rapids, Michigan, is a privately held automotive supplier and manufactures engineered products, including door handles and other automotive trim parts, utilizing plastic injection molding, automated painting and various assembly processes.

The Alliance agreements include a set of cross-licensing agreements for the manufacture, distribution and sale of WITTE products by STRATTEC and ADAC in North America, and the manufacture, distribution and sale of STRATTEC and ADAC products by WITTE in Europe. Additionally, a joint venture company, Vehicle Access Systems Technology LLC (“VAST LLC”), in which WITTE, STRATTEC and ADAC each hold a one-third interest, exists to seek opportunities to manufacture and sell the companies’ products in areas of the world outside of North America and Europe.

VAST do Brasil, a joint venture between VAST LLC and Ifer do Brasil Ltda., services customers in South America. VAST Fuzhou, VAST Great Shanghai and VAST China Co. (collectively known as VAST China), provides a base of operations to service our automotive customers in the Asian market. VAST LLC also maintains branch offices in South Korea and Japan in support of customer sales and engineering requirements.

The VAST LLC investments are accounted for using the equity method of accounting. The activities related to the VAST LLC joint ventures resulted in equity loss of joint ventures to STRATTEC of approximately $147,000 during 2013 and $1.1 million during 2012, and equity earnings of joint ventures to STRATTEC of approximately $1.2 million during 2011. During 2012 our joint ventures in China and Brazil continued to incur relocation costs associated with moves to new facilities and start-up costs associated with a new product line. These relocation costs and start-up costs continued for VAST China primarily during the first half of 2013. These items resulted in STRATTEC incurring an equity loss of joint ventures in both 2013 and 2012. In addition, the 2012 equity loss also included a goodwill impairment charge relating to VAST China. STRATTEC’s portion of this impairment charge amounted to $284,000. Effective November 20, 2009, VAST LLC purchased the 40 percent non-controlling interest owned by its former partners in the joint ventures in China. Initially, a loan of $2.5 million was made by each partner, STRATTEC, WITTE and ADAC, to fund a portion of the purchase price. In December 2009, $1 million of each partner’s loan balance was repaid. During 2012, each partner’s outstanding principal and accrued interest balance of $1.5 million and $112,000, respectively, were terminated and converted to additional capital contributions by each partner in VAST LLC. During each of 2013 and 2012, cash capital contributions totaling $600,000 were made to VAST LLC in support of general operating expenses. STRATTEC’s portion of the cash capital contributions during each year totaled $200,000In fiscal year 2007, we established a new entity with ADAC forming ADAC-STRATTEC LLC, a Delaware limited liability company. The joint venture was created to establish injection molding and door handle assembly operations in Mexico. STRATTEC holds a 51 percent interest in ADAC-STRATTEC LLC. A Mexican entity, ADAC-STRATTEC de Mexico, exists and is wholly owned by ADAC-STRATTEC LLC. ADAC-STRATTEC LLC’s financial results are consolidated with the financial results of STRATTEC and resulted in increased net income to STRATTEC of approximately $1.1 million in 2013, approximately $1.7 million in 2012, and approximately $910,000 in 2011.

Effective November 30, 2008, STRATTEC established a new entity, STRATTEC POWER ACCESS LLC (“SPA”), which is 80 percent owned by STRATTEC and 20 percent owned by WITTE. SPA supplies the North American portion of the power sliding door, lift gate and deck lid system access control products which were acquired from Delphi Corporation. The financial results of SPA are consolidated with the financial results of STRATTEC and resulted in increased net income to STRATTEC of approximately $1.0 million in 2013, approximately $2.6 million in 2012, and approximately $2.5 million in 2011.

On April 5, 2013, we acquired a 51 percent ownership interest in NextLock LLC, a newly formed joint venture which will introduce a new generation of biometric security products based upon the designs of Actuator Systems LLC, our partner and the owner of the remaining 49 percent interest.  The initial capitalization of the NextLock joint venture totaled $1.5 million.  STRATTEC’s portion of the initial capitalization totaled $765,000 During the first half of fiscal 2014, we anticipate the NextLock joint venture will incur start-up costs and losses.  We anticipate shipments of the new biometric security products to begin during the second half of fiscal 2014. The equity investment in NextLock for which we exercise significant influence but do not control and are not the primary beneficiary, is accounted for using the equity method.  The activities related to NextLock resulted in equity loss of joint ventures to STRATTEC of approximately $78,000 during 2013.

Investment in Joint Ventures in the accompanying Consolidated Balance Sheets consisted of the following (in thousands of dollars):

	June 30, 2013	July 1, 2012
Investment in VAST LLC	$8,479	$8,139
Investment in NextLock LLC	687	—
	$9,166	$8,139

Equity (Loss) Earnings of Joint Venture	12 Months Ended
Jun. 30, 2013
Equity (Loss) Earnings of Joint Venture

EQUITY (LOSS) EARNINGS OF JOINT VENTURE

As discussed under Investment in Joint Ventures and Majority Owned Subsidiaries, we hold a one-third interest in VAST LLC, for which we exercise significant influence but do not control and are not the primary beneficiary. Our investment in VAST LLC is accounted for using the equity method.

The following are summarized statements of operations and summarized balance sheet data for VAST LLC (thousands of dollars):

	Years Ended
	June 30, 2013	July 1, 2012	July 3, 2011
Net sales	$92,388	$76,373	$78,002
Cost of goods sold	76,759	65,211	63,286
Gross profit	15,629	11,162	14,716
Engineering, selling and administrative expense	17,270	14,930	9,527
(Loss) income from operations	(1,641)	(3,768)	5,189
Other income (expense), net	497	246	(247)
(Loss) income before provision for Income taxes	(1,144)	(3,522)	4,942
(Benefit) provision for income taxes	(690)	(297)	1,202
Net (loss) income	(454)	(3,225)	3,740

STRATTEC’s share of VAST LLC net (loss) income	$(151)	$(1,075)	$1,247
Intercompany profit eliminations	4	4	(1)
STRATTEC’s equity (loss) earnings of VAST LLC	$(147)	$(1,071)	$1,246

	June 30, 2013	July 1, 2012
Cash and cash equivalents	$3,801	$5,622
Receivables, net	23,594	16,025
Inventories, net	10,693	17,756
Other current assets	7,892	10,207
Total current assets	45,980	49,610
Property, plant and equipment, net	23,470	20,753
Other long-term assets	4,218	3,585
Total assets	$73,668	$73,948

Current liabilities	$36,128	$37,843
Long-term liabilities	11,808	11,381
Total liabilities	$47,936	$49,224

Net assets	$25,732	$24,724

STRATTEC’s share of net assets	$8,577	$8,241

Credit Facilities and Guarantees	12 Months Ended
Jun. 30, 2013
Credit Facilities and Guarantees

CREDIT FACILITIES AND GUARANTEES

STRATTEC has a $25 million secured revolving credit facility (the “STRATTEC Credit Facility”) with BMO Harris Bank N.A. The STRATTEC Credit Facility expires August 1, 2014. ADAC-STRATTEC LLC has a $5 million secured revolving credit facility (the “ADAC-STRATTEC Credit Facility”) with BMO Harris Bank N.A, which is guaranteed by STRATTEC. The ADAC-STRATTEC Credit Facility expires June 28, 2015. Any borrowings under either of the credit facilities will be secured by our U.S. cash balances, accounts receivable, inventory and fixed assets located in the U.S. Interest on borrowings under these credit facilities is at varying rates based, at our option, on the London Interbank Offering Rate plus 1.0 to 1.75 percent or the bank’s prime rate. Both credit facilities contain a restrictive financial covenant that requires the maintenance of a minimum net worth level. The ADAC-STRATTEC Credit Facility includes an additional restrictive financial covenant that requires the maintenance of a minimum fixed charge coverage ratio. There were no outstanding borrowings under the STRATTEC Credit Facility at June 30, 2013 or July 1, 2012. There were no borrowings under the STRATTEC Credit Facility during 2013, 2012 or 2011. Borrowings under the ADAC-STRATTEC Credit Facility totaled $2.25 million at June 30, 2013. The average outstanding borrowings and weighted average interest rate on the ADAC-STRATTEC Credit Facility loans were approximately $1.7 million and 1.99 percent, respectively, during fiscal 2013. There were no borrowings under the ADAC-STRATTEC Credit Facility during 2012 or 2011. We believe that the credit facilities are adequate, along with existing cash balances and cash flow from operations, to meet our anticipated capital expenditure, working capital, dividend and operating expenditure requirements.

Commitments and Contingencies	12 Months Ended
Jun. 30, 2013
Commitments and Contingencies

COMMITMENTS AND CONTINGENCIES

We have a reserve for estimated costs to remediate an environmental contamination site at our Milwaukee facility. The site was contaminated by a solvent spill, which occurred in 1985, from a former above ground solvent storage tank located on the east side of the facility. The reserve was initially established in 1995. Due to changing technology and related costs associated with active remediation of the site, in fiscal 2010 the reserve was adjusted based on updated third party estimates to adequately cover the cost for active remediation of the contamination. From 1995 through June 30, 2013, costs of approximately $460,000 have been incurred related to the installation of monitoring wells on the property and ongoing monitoring costs. We monitor and evaluate the site with the use of groundwater monitoring wells that are installed on the property. An environmental consultant samples these wells one or two times a year to determine the status of the contamination and the potential for remediation of the contamination by natural attenuation, the dissipation of the contamination over time to concentrations below applicable standards. If such sampling evidences a sufficient degree of and trend toward natural attenuation of the contamination, we may be able to obtain a closure letter from the regulatory authorities resolving the issue without the need for active remediation. If a sufficient degree and trend toward natural attenuation is not evidenced by sampling, a more active form of remediation beyond natural attenuation may be required. The sampling has not yet satisfied all of the requirements for closure by natural attenuation. As a result, sampling continues and the reserve remains at an amount to reflect the estimated cost of active remediation. The reserve is not measured on a discounted basis. We believe, based on findings-to-date and known environmental regulations, that the environmental reserve of $1.4 million at June 30, 2013, is adequate.

At June 30, 2013, we had purchase commitments for zinc, aluminum, other purchased parts and natural gas totaling approximately $11.5 million payable in 2014, $8.8 million payable in 2015 and $2.2 million payable in 2016. Minimum rental commitments under all non-cancelable operating leases with a term in excess of one year are payable as follows: 2014-$526,000; 2015-$302,000. Rental expense under all non-cancelable operating leases totaled approximately $604,000 in 2013, $723,000 in 2012 and $783,000 in 2011.

Income Taxes	12 Months Ended
Jun. 30, 2013
Income Taxes

Income Taxes

The provision for income taxes consisted of the following (thousands of dollars):

	2013	2012	2011
Currently payable:
Federal	$(561)	$2,116	$1,181
State	185	219	167
Foreign	1,895	1,200	1,369
	1,519	3,535	2,717
Deferred tax provision (benefit)	3,847	54	(177)
	$5,366	$3,589	$2,540

The items accounting for the difference between income taxes computed at the Federal statutory tax rate and the provision for income taxes were as follows:

	2013	2012	2011
US statutory rate	34.0%	34.1%	34.0%
State taxes, net of Federal tax benefit	2.0	(0.1)	0.4
Foreign subsidiaries	(2.2)	(3.7)	(1.9)
Non-controlling interest	(3.1)	(7.3)	(7.2)
Valuation allowance	(1.0)	—	0.5
Other	2.1	(0.3)	(0.7)
	31.8%	22.7%	25.1%

The components of deferred tax assets and (liabilities) were as follows (thousands of dollars):

	June 30, 2013	July 1, 2012
Deferred income taxes-current:
Repair and maintenance supply parts reserve	$185	$190
Payroll-related accruals	1,789	1,589
Environmental reserve	523	546
Inventory Reserve	486	437
Allowance for Doubtful Accounts	185	190
Accrued Warranty	703	1,663
Other	396	781
	4,267	5,396
Valuation allowance	—	(177)
	$4,267	$5,219
Deferred income taxes-noncurrent:
Accrued pension obligations	$(10,572)	$(9,482)
Unrecognized pension and postretirement benefit plan liabilities	11,305	19,467
Accumulated depreciation	(4,256)	(3,023)
Stock-based compensation	854	842
Postretirement obligations	325	728
NOL/credit carry-forwards	159	153
Other	1,176	1,057
	$(1,009)	$9,742

Deferred income tax balances reflect the effects of temporary differences between the carrying amounts of assets and liabilities and their tax basis and are stated at enacted tax rates expected to be in effect when taxes are actually paid or recovered.

State operating loss and credit carry-forwards at June 30, 2013 resulted in future benefits of approximately $159,000. These operating loss carry-forwards expire starting 2014 through 2024. We believe that it is more likely than not that the results of future operations will generate sufficient taxable income and foreign source income to realize the deferred tax assets.

Foreign income before the provision for income taxes was $6.0 million in 2013, $5.3 million in 2012 and $3.6 million in 2011. No provision for Federal income taxes was made on earnings of foreign subsidiaries and joint ventures that are considered permanently invested or that would be offset by foreign tax credits upon distribution. Such undistributed earnings at June 30, 2013 were approximately $26.6 million.

The total liability for unrecognized tax benefits was $1.7 million as of June 30, 2013 and was included in Other Long-term Liabilities in the accompanying Consolidated Balance Sheets and $1.7 million as of July 1, 2012 and was included in Accrued Liabilities: Income Taxes in the accompanying Consolidated Balance Sheets. This liability includes approximately $1.5 million of unrecognized tax benefits at June 30, 2013 and $1.5 million at July 1, 2012 and approximately $195,000 of accrued interest at June 30, 2013 and $187,000 at July 1, 2012. This liability does not include an amount for accrued penalties. The amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate was approximately $1.0 million at June 30, 2013 and $1.2 million at July 1, 2012. We recognize interest and penalties related to unrecognized tax benefits in the provision for income taxes.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows for the years ended June 30, 2013 and July 1, 2012 (thousands of dollars):

	Year Ended
	June 30, 2013	July 1, 2012
Unrecognized tax benefits, beginning of year	$1,541	$1,500
Gross increases – tax positions in prior years	—	—
Gross decreases – tax positions in prior years	(47)	(2)
Gross increases – current period tax positions	51	43
Tax Years Closed	(35)	—
Unrecognized tax benefits, end of year	$1,510	$1,541

We or one of our subsidiaries files income tax returns in the United States (Federal), Wisconsin (state), Michigan (state) and various other states, Mexico and other foreign jurisdictions. Tax years open to examination by tax authorities under the statute of limitations include fiscal 2006 through 2013 for Federal, fiscal 2009 through 2013 for most states and calendar 2008 through 2012 for foreign jurisdictions.

Retirement Plans and Postretirement Costs	12 Months Ended
Jun. 30, 2013
Retirement Plans and Postretirement Costs

RETIREMENT PLANS AND POSTRETIREMENT COSTS

We have a qualified, noncontributory defined benefit pension plan covering substantially all U.S. associates. Benefits are based on years of service and final average compensation. Our policy is to fund at least the minimum actuarially computed annual contribution required under the Employee Retirement Income Security Act of 1974 (ERISA). Plan assets consist primarily of listed equity and fixed income securities. Effective January 1, 2010, an amendment to the qualified defined benefit pension plan discontinued the benefit accruals for salary increases and credited service rendered after December 31, 2009.

We have a noncontributory supplemental executive retirement plan (“SERP”), which is a nonqualified defined benefit plan that essentially mirrors the qualified plan, but provides benefits in excess of certain limits placed on our qualified retirement plan by the Internal Revenue Code. The SERP will pay supplemental pension benefits to certain key associates upon retirement based upon the associates’ years of service and compensation. The SERP is being funded through a Rabbi Trust with BMO Harris Bank N.A. During fiscal 2013, SERP benefits of approximately $5.8 million were cash settled using Rabbi Trust assets and current cash balances. We incurred a settlement charge to operations of approximately $2.1 million pre-tax as a result of a requirement to expense a portion of the unrealized actuarial losses due to the settlement of the SERP obligation. The charge had no effect on our aggregate equity balance because the unrealized actuarial losses were previously recognized during prior periods in accumulated other comprehensive loss. Accordingly, the effect of the settlement charge on our retained earnings was offset by a corresponding reduction in accumulated other comprehensive loss. The Rabbi Trust assets had a value of $1.5 million at June 30, 2013 and $4.4 million at July 1, 2012. The Rabbi Trust assets are included in Other Current Assets in the accompanying Consolidated Balance Sheets. The projected benefit obligation was $1.5 million at June 30, 2013 and $7.2 million at July 1, 2012. The SERP liabilities are included in the pension tables below. However, the Rabbi Trust assets are excluded from the table as they do not qualify as plan assets.

We also sponsor a postretirement health care plan for all U.S. associates hired prior to June 1, 2001. The expected cost of retiree health care benefits is recognized during the years the associates who are covered under the plan render service. Effective January 1, 2010, an amendment to the postretirement health care plan limited the benefit for future eligible retirees to $4,000 per plan year and is subject to a maximum five year coverage period based on the associate’s retirement date and age. The postretirement health care plan is unfunded.

Amounts included in accumulated other comprehensive loss, net of tax, at June 30, 2013, which have not yet been recognized in net periodic benefit cost are as follows (thousands of dollars):

	Pension and SERP Benefits	Postretirement Benefits
Prior service cost (credit)	$37	$(2,662)
Net actuarial loss	17,256	4,313
	$17,293	$1,651

Included in accumulated other comprehensive loss at June 30, 2013 are prior service costs of $12,000 ($7,000 net of tax) and unrecognized net actuarial losses of $2.7 million ($1.7 million net of tax) which are expected to be recognized in pension and SERP net periodic benefit cost during fiscal 2014.

Included in accumulated other comprehensive loss at June 30, 2013 are prior service credits of $764,000 ($474,000 net of tax) and unrecognized net actuarial losses of $847,000 ($525,000 net of tax) which are expected to be recognized in postretirement net periodic benefit cost during fiscal 2014.

The following tables summarize the pension, SERP and postretirement plans’ income and expense, funded status and actuarial assumptions for the years indicated (thousands of dollars). We use a June 30 measurement date for our pension and postretirement plans.

	Pension and SERP Benefits			Postretirement Benefits
	2013	2012	2011	2013	2012	2011
COMPONENTS OF NET PERIODIC BENEFIT COST:
Service cost	$216	$150	$70	$15	$11	$10
Interest cost	4,447	4,784	4,692	181	227	275
Expected return on plan assets	(6,126)	(6,411)	(6,445)	—	—	—
Amortization of prior service cost (credit)	12	12	12	(764)	(764)	(764)
Amortization of unrecognized net loss	4,453	2,414	2,504	898	673	645
Settlement loss	2,144	—	—	—	—	—
Net Periodic benefit cost	$5,146	$949	$833	$330	$147	$166

	Pension and SERP Benefits		Postretirement Benefits
	June 30, 2013	July 1, 2012	June 30, 2013	July 1, 2012
WEIGHTED-AVERAGE ASSUMPTIONS
Benefit Obligations:
Discount rate	5.02%	4.56%	5.02%	4.56%
Expected return on plan assets	7.5%	7.5%	n/a	n/a
Rate of compensation increases—SERP	3.0%	3.0%	n/a	n/a
Net Periodic Benefit Cost:
Discount rate	4.56%	5.57%	4.56%	5.57%
Expected return on plan assets	7.5%	7.8%	n/a	n/a
Rate of compensation increases—SERP	3.0%	3.0%	n/a	n/a

	Pension and SERP Benefits			Postretirement Benefits
	2013	2012	2013			2012
CHANGE IN PROJECTED BENEFIT OBLIGATION:
Benefit obligation at beginning of year	$103,383	$89,609	$	4,475	$	4,586
Service cost	216	150		15		11
Interest cost	4,447	4,784		181		227
Actuarial loss (gain)	(8,381)	12,663		239		917
Benefits paid	(9,750)	(3,823)		(1,370)		(1,266)
Benefit obligation at end of year	$89,915	$103,383	$	3,540	$	4,475

CHANGE IN PLAN ASSETS:
Fair value of plan assets at beginning of year	$79,517	$83,023	$	—	$	—
Actual return on plan assets	11,914	(1,683)		—		—
Employer contribution	8,753	2,000		1,370		1,266
Benefits paid	(9,750)	(3,823)		(1,370)		(1,266)
Fair value of plan assets at end of year	90,434	79,517		—		—

Funded status – prepaid (accrued) benefit obligations	$519	$(23,866)	$	(3,540)	$	(4,475)

AMOUNTS RECOGNIZED IN CONSOLIDATED BALANCE SHEETS:
Other long-term assets	$1,983	$—	$	—	$	—
Accrued payroll and benefits (current liabilities)	—	(5,664)		(823)		(1,010)
Accrued benefit obligations (long-term liabilities)	(1,464)	(18,202)		(2,717)		(3,465)
Net amount recognized	$519	$(23,866)	$	(3,540)	$	(4,475)

CHANGES IN PLAN ASSETS AND BENEFIT OBLIGATIONS RECOGNIZED IN OTHER COMPREHENSIVE INCOME:
Net periodic benefit cost	$5,146	$949	$	330	$	147
Net actuarial (gain) loss	(14,170)	20,756		238		917
Amortization of prior service (cost) credits	(12)	(12)		764		764
Amortization of unrecognized net loss	(6,597)	(2,414)		(898)		(673)
Total recognized in other comprehensive income, before tax	(20,779)	18,330		104		1,008
Total recognized in net periodic benefit cost and other comprehensive income	$(15,633)	$19,279	$	434	$	1,155

The pension benefits have a separately determined accumulated benefit obligation, which is the actuarial present value of benefits based on service rendered and current and past compensation levels. This differs from the projected benefit obligation in that it includes no assumptions about future compensation levels.

The following table summarizes the accumulated benefit obligations and projected benefit obligations for the pension and SERP (thousands of dollars):

	Pension		SERP
	June 30, 2013	July 1, 2012	June 30, 2013	July 1, 2012
Accumulated benefit obligation	$88,451	$96,167	$1,020	$6,629
Projected benefit obligation	$88,451	$96,167	$1,464	$7,216

For measurement purposes, a 7.5 percent annual rate increase in the per capita cost of covered health care benefits was assumed for fiscal 2014; the rate was assumed to decrease gradually to 5 percent by the year 2018 and remain at that level thereafter relating to retirees prior to January 1, 2010.

The health care cost trend assumption has a significant effect on the postretirement benefit amounts reported. A 1% change in the health care cost trend rates would have the following effects (thousands of dollars):

	1% Increase	1% Decrease
Effect on total of service and interest cost components in fiscal 2013	$3	$(3)
Effect on postretirement benefit obligation as of June 30, 2013	$59	$(57)

We employ a total return investment approach whereby a mix of equities and fixed income investments are used to maximize the long-term return of plan assets for a prudent level of risk. Risk tolerance is established through careful consideration of short and long-term plan liabilities, plan funded status and corporate financial condition. The investment portfolio primarily contains a diversified blend of equity and fixed income investments. Furthermore, equity investments are diversified across U.S. and non-U.S. stocks, as well as growth and value style managers, and small, mid and large market capitalizations. The investment portfolio does not include any real estate holdings, but has a small allocation to hedge funds. The investment policy of the plan prohibits investment in STRATTEC stock. Investment risk is measured and monitored on an ongoing basis through periodic investment portfolio reviews, annual liability measurements and periodic asset/liability studies.

The pension plan weighted-average asset allocations by asset category are as follows:

	Target Allocation	June 30, 2013	July 1, 2012
Equity investments	70%	64%	64%
Fixed-income Investments	30%	30%	32%
Other	—	6%	4%
Total	100%	100%	100%

The following is a summary, by asset category, of the fair value of pension plan assets at the June 30, 2013 and June 30, 2012 measurement dates (thousands of dollars):

	June 30, 2013								June 30, 2012
Asset Category	Level 1		Level 2		Level 3		Total		Level 1		Level 2		Level 3		Total
Cash and cash equivalents	$—	$	4,572	$	—	$	4,572	$	3,411	$	—	$	—	$	3,411
Equity Securities/Funds:
Small Cap	13,681		—		—		13,681		10,707		—		—		10,707
Mid Cap	9,048		—		—		9,048		8,404		—		—		8,404
Large Cap	18,039		—		—		18,039		17,872		—		—		17,872
International	17,600		—		—		17,600		13,650		—		—		13,650
Fixed Income Bond Funds/Bonds	1,024		21,383		—		22,407		22,313		—		—		22,313
Hedge Funds	—		—		5,087		5,087		—		—		3,160		3,160
Total	$59,392	$	25,955	$	5,087	$	90,434	$	76,357	$	—	$	3,160	$	79,517

The following table summarizes the changes in Level 3 investments for the pension plan assets (thousands of dollars):

	Fair Value June 30, 2012	Net Purchases and Sales	Realized and Unrealized Gain, net	Fair Value June 30, 2013
Hedge Funds	$3,160	$1,420	$507	$5,087

There were no transfers in or out of Level 3 investments during the year ended June 30, 2013.

The expected long-term rate of return on U.S. pension plan assets used to calculate the year-end 2013 projected benefit obligation was 7.5 percent. The target asset allocation is 70 percent public equity and 30 percent fixed income. The 7.5 percent is approximated by applying returns of 9.5 percent on public equity and 3 percent on fixed income to the target allocation. The actual historical returns are also relevant. Annualized returns for periods ended June 30, 2013 were 5.33 percent for 5 years, 7.28 percent for 10 years, 5.65 percent for 15 years, 7.53 percent for 20 years, 8.26 percent for 25 years and 9.32 percent for 30 years.

We expect to contribute approximately $3 million to our qualified pension plan and $823,000 to our postretirement health care plan in fiscal 2014.

We do not expect to make contributions to our SERP in fiscal 2014. The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid (thousands of dollars):

	Pension and SERP Benefits	Postretirement Benefits
2014	$4,318	$823
2015	$5,269	$724
2016	$5,030	$594
2017	$5,240	$491
2018	$5,463	$392
2019-2023	$30,903	$797

All U.S. associates may participate in our 401(k) Plan. We contribute 100 percent up to the first 5 percent of eligible compensation that a participant contributes to the plan. Our contributions to the 401 (k) Plan totaled approximately $1.5 million in 2013, $1.4 million in 2012 and $1.3 million in 2011.

Shareholders' Equity	12 Months Ended
Jun. 30, 2013
Shareholders' Equity

Shareholders’ Equity

We have 12,000,000 shares of authorized common stock, par value $.01 per share, with 3,372,029 and 3,303,784 shares outstanding at June 30, 2013 and July 1, 2012, respectively. Holders of our common stock are entitled to one vote for each share on all matters voted on by shareholders.

Our Board of Directors authorized a stock repurchase program to buy back up to 3,839,395 outstanding shares as of June 30, 2013. As of June 30, 2013, 3,655,322 shares have been repurchased under this program at a cost of approximately $136.4 million.

Earnings Per Share (''EPS'')	12 Months Ended
Jun. 30, 2013
Earnings Per Share (''EPS'')

EARNINGS PER SHARE (“EPS”)

Basic earnings per share is computed on the basis of the weighted average number of shares of common stock outstanding during the period. Diluted earnings per share is computed on the basis of the weighted average number of shares of common stock plus the potential dilutive common shares outstanding during the period using the treasury stock method. Potential dilutive common shares include outstanding stock options and restricted stock awards.

A reconciliation of the components of the basic and diluted per share computations follows (in thousands, except per share amounts):

	2013	2012		2011
Net Income Attributable to STRATTEC	$9,375	$8,793	$	5,418
Less: Income Attributable to Participating Securities	171	—		—
Net Income Attributable to Common Shareholders	$9,204	$8,793	$	5,418

Weighted Average Shares of Common Stock Outstanding	3,327	3,300		3,285
Incremental Shares – Stock based Compensation	52	30		38
Diluted Weighted Average Shares of Common Stock Outstanding	3,379	3,330		3,323

Basic Earnings Per Share	$2.77	$2.66	$	1.65
Diluted Earnings Per Share	$2.72	$2.64	$	1.63

Net earnings available to participating securities were not significant in 2012 and 2011. We consider unvested restricted stock that provides the holder with a non-forfeitable right to receive dividends to be a participating security.

As of June 30, 2013, options to purchase 248,000 shares of common stock were excluded from the calculation of diluted earnings per share because their inclusion would have been anti-dilutive. As of July 1, 2012, options to purchase 248,000 shares of common stock were excluded from the calculation of diluted earnings per share because their inclusion would have been anti-dilutive. As of July 3, 2011, options to purchase 142,000 shares of common stock were excluded from the calculation of diluted earnings per share because their inclusion would have been anti-dilutive.

Stock Option and Purchase Plans	12 Months Ended
Jun. 30, 2013
Stock Option and Purchase Plans

Stock Option and Purchase Plans

A summary of stock option activity under our stock incentive plan was as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Balance at June 27, 2010	297,650	$33.01
Granted	40,000	$22.47
Exercised	(2,600)	$10.92
Expired	(37,650)	$60.36
Balance at July 3, 2011	297,400	$28.32
Granted	40,000	$26.53
Exercised	(2,600)	$10.92
Expired	(2,000)	$37.58
Balance at July 1, 2012	332,800	$28.19
Granted	40,000	$25.64
Exercised	(55,845)	$13.78
Expired	(41,500)	$52.68
Terminated	(4,000)	$17.59
Balance at June 30, 2013	271,455	$27.19	5.4	$3,830

Exercisable as of:
June 30, 2013	139,955	$29.95	4.4	$2,104
July 1, 2012	192,700	$33.69	4.5	$702
July 3, 2011	155,800	$38.37	4.8	$479

Available for grant as of June 30, 2013	153,993

Options granted at a price greater than the market value on the date of grant included in the table above totaled 40,000 at an exercise price of $25.64 in 2013, 40,000 at an exercise price of $26.53 in 2012 and 40,000 at an exercise price of $22.47 in 2011.

A summary of restricted stock activity under our stock incentive plan was as follows:

	Shares	Weighted Average Grant Date Fair Value
Nonvested Balance at June 27, 2010	27,500	$29.90
Granted	20,000	$20.66
Vested	(8,600)	$47.78
Nonvested Balance at July 3, 2011	38,900	$21.19
Granted	20,000	$23.01
Vested	(9,300)	$29.00
Forfeited	(200)	$23.01
Nonvested Balance at July 1, 2012	49,400	$20.45
Granted	24,150	$23.69
Vested	(10,400)	$15.44
Forfeited	(1,900)	$25.49
Nonvested Balance at June 30, 2013	61,250	$22.42

We have an Employee Stock Purchase Plan to provide substantially all U.S. full-time associates an opportunity to purchase shares of STRATTEC common stock through payroll deductions. A participant may contribute a maximum of $5,200 per calendar year to the plan. On the last day of each month or if such date is not a trading day on the most recent previous trading day, participant account balances are used to purchase shares of our common stock at the average of the highest and lowest reported sales prices of a share of STRATTEC common stock on the NASDAQ Global Market. A total of 100,000 shares may be issued under the plan. Shares issued from treasury stock under the plan totaled 2,000 at an average price of $26.88 during 2013, 2,406 at an average price of $22.17 during 2012 and 2,323 at an average price of $26.78 during 2011. A total of 71,351 shares are available for purchase under the plan as of June 30, 2013.

Export Sales	12 Months Ended
Jun. 30, 2013
EXPORT SALES

EXPORT SALES

Export sales are summarized below (thousands of dollars):

	2013	2012	2011
Export Sales	$111,159	$102,022	$103,232
Percent of Net Sales	37%	37%	40%

These sales were primarily to automotive manufacturing assembly plants in Canada, China, Mexico and Korea.

Sales and Receivable Concentration	12 Months Ended
Jun. 30, 2013
Sales and Receivable Concentration

Sales and receivable concentration

Sales to our largest customers were as follows (thousands of dollars and percent of total net sales):

	2013			2012			2011
	Sales	%		Sales	%		Sales	%
General Motors Company	$56,972	19%	$	64,588	23%	$	63,617	24%
Ford Motor Company	44,773	15%		33,854	12%		26,930	10%
Chrysler Group LLC	95,476	32%		90,796	33%		80,889	31%
	$197,221	66%	$	189,238	68%	$	171,436	66%

Receivables from our largest customers were as follows (thousands of dollars and percent of gross receivables):

	June 30, 2013		July 1, 2012
	Receivables	%	Receivables	%
General Motors Company	$8,672	18%	$10,230	23%
Ford Motor Company	6,533	14%	5,738	13%
Chrysler Group LLC	15,698	33%	14,157	31%
	$30,903	65%	$30,125	67%

Organization and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Jun. 30, 2013
Principles of Consolidation and Presentation

Principles of Consolidation and Presentation: The accompanying consolidated financial statements include the accounts of STRATTEC SECURITY CORPORATION, its wholly owned Mexican subsidiary, and its majority owned subsidiaries. Equity investments for which STRATTEC exercises significant influence but does not control and is not the primary beneficiary are accounted for using the equity method. All significant inter-company transactions and balances have been eliminated.

New Accounting Standard

New Accounting Standard: In February 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU” or “Update”) 2013-02, “Comprehensive Income: Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income”, which adds new disclosure requirements for items reclassified out of accumulated other comprehensive income (“AOCI”). The Update is effective for annual reporting periods beginning after December 15, 2012 and requires that we present either in a single note or parenthetically on the face of the financial statements, the effect of significant amounts reclassified from each component of AOCI based on its source and the income statement line items affected by the reclassification. We do not expect these new disclosure requirements to have a significant impact on our Consolidated Financial Statements.

Fiscal Year	Fiscal Year: Our fiscal year ends on the Sunday nearest June 30. The years ended June 30, 2013, July 1, 2012 and July 3, 2011 are comprised of 52, 52 and 53 weeks, respectively.
Use of Estimates

Use of Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses for the periods presented. These estimates and assumptions could also affect the disclosure of contingencies. Actual results and outcomes may differ from management’s estimates and assumptions.

Cash and Cash Equivalents

Cash and Cash Equivalents: Cash and cash equivalents include all short-term investments with an original maturity of three months or less due to the short-term nature of the instruments. Excess cash balances are placed in a money market account at a high quality financial institution. As of June 30, 2013, $9.2 million of our $20.3 million cash and cash equivalents balance was held by our foreign subsidiaries in Mexico and is deemed to be permanently reinvested.

Derivatives Instruments

Derivative Instruments: We own and operate manufacturing operations in Mexico. As a result, a portion of our manufacturing costs are incurred in Mexican pesos, which causes our earnings and cash flows to fluctuate as a result of changes in the U.S. dollar / Mexican peso exchange rate. In January 2011 and August 2011, we entered into agreements with Bank of Montreal that provided for two weekly Mexican peso currency option contracts to cover a portion of our weekly estimated peso denominated operating costs. The contracts with Bank of Montreal expired June 28, 2013. The two weekly option contracts were for equivalent notional amounts. The contracts that were effective during fiscal 2011 and 2012 expired July 6, 2012, and provided for the purchase of Mexican pesos at a U.S. dollar / Mexican peso exchange rate of 11.85 if the spot rate at the weekly expiry date was below 11.85 or for the purchase of Mexican pesos at a U.S. dollar / Mexican peso exchange rate of 12.85 if the spot rate at the weekly expiry date was above 12.85. Additional contracts that were effective during fiscal 2013 expired June 28, 2013 and provided for the purchase of Mexican pesos at an average U.S. dollar / Mexican peso exchange rate of 12.40 if the spot rate at the weekly expiry date was below an average of 12.40 or for the purchase of Mexican pesos at an average U.S. dollar / Mexican peso exchange rate of 13.40 if the spot rate at the weekly expiry date was above an average of 13.40. Our objective in entering into these currency option contracts was to minimize our earnings volatility resulting from changes in exchange rates affecting the U.S. dollar cost of our Mexican operations. The Mexican peso option contracts were not used for speculative purposes and were not designated as hedges. As a result, all currency option contracts were recognized in our accompanying consolidated financial statements at fair value and changes in the fair value of the currency option contracts were reported in current earnings as part of Other Income, net. The premiums paid and received under the weekly Mexican peso currency option contracts netted to zero. As a result, premiums related to the contracts did not impact our earnings. No Mexican peso currency option contracts were outstanding as of June 30, 2013.

The fair market value of all outstanding Mexican peso option contracts in the accompanying Consolidated Balance Sheets was as follows (thousands of dollars):

	June 30, 2013	July 1, 2012
Not Designated as Hedging Instruments:
Other current liabilities:
Mexican peso option contracts	$—	$(395)

The pre-tax effects of the Mexican peso option contracts on the accompanying Consolidated Statements of Income and Comprehensive Income (Loss) consisted of the following (thousands of dollars):

	Other Income, net
	June 30, 2013	July 1, 2012
Not Designated as Hedging Instruments:
Realized gain	$27	$18
Realized (loss)	$(39)	$(438)
Unrealized gain (loss)	$395	$(640)

Fair Value of Financial Instruments

Fair Value of Financial Instruments: The fair value of our cash and cash equivalents, accounts receivable, accounts payable, and borrowings under credit facility approximated book value as of June 30, 2013 and July 1, 2012. Fair Value is defined as the exchange price that would be received for an asset or paid for a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. There is an established fair value hierarchy based on three levels of inputs, of which the first two are considered observable and the last unobservable. Level 1 – Quoted prices in active markets for identical assets or liabilities. These are typically obtained from real-time quotes for transactions in active exchange markets involving identical assets. Level 2 – Inputs, other than quoted prices included within Level 1, which are observable for the asset or liability, either directly or indirectly. These are typically obtained from readily-available pricing sources for comparable instruments. Level 3 – Unobservable inputs, where there is little or no market activity for the asset or liability. These inputs reflect the reporting entity’s own assumptions of the data that market participants would use in pricing the asset or liability, based on the best information available in the circumstances.

The following table summarizes our financial assets and liabilities measured at fair value on a recurring basis as of June 30, 2013 and July 1, 2012 (thousands of dollars):

	June 30, 2013				July 1, 2012
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets:
Rabbi Trust Assets:
Stock Index Funds:
Small Cap	$115	$—	$—	$115	$209	$—	$—	$209
Mid Cap	114	—	—	114	206	—	—	206
Large Cap	115	—	—	115	640	—	—	640
U.S. Treasury Securities	—	—	—	—	2,512	—	—	2,512
Cash and Cash Equivalents	1,193	—	—	1,193	806	—	—	806
Mexican peso option contracts	—	—	—	—	—	80	—	80
Total assets at fair value	$1,537	$—	$—	$1,537	$4,373	$80	$—	$4,453

Liabilities:
Mexican peso option contracts	$—	$—	$—	$—	$—	$475	$—	$475

The Rabbi Trust assets fund our supplemental executive retirement plan and are included in Other Current Assets in the accompanying Consolidated Balance Sheets. The Rabbi Trust assets are classified as Level 1 assets. Refer to discussion of Mexican peso option contracts under Derivative Instruments above. The fair value of the Mexican Peso option contracts are based on an option pricing model that considers the remaining term, current exchange rate and volatility of the underlying foreign currency base. There were no transfers between Level 1 and Level 2 assets during 2013.

Receivables

Receivables: Receivables consist primarily of trade receivables due from Original Equipment Manufacturers in the automotive industry and locksmith distributors relating to our service and aftermarket sales. We evaluate the collectability of receivables based on a number of factors. An allowance for doubtful accounts is recorded for significant past due receivable balances based on a review of the past due items, general economic conditions and the industry as a whole.

Changes in the allowance for doubtful accounts were as follows (thousands of dollars):

	Balance, Beginning of Year	Provision for Doubtful Accounts	Net (Write- Offs) Recoveries	Balance, End of Year
Year ended June 30, 2013	$500	$—	$—	$500
Year ended July 1, 2012	$400	$116	$(16)	$500
Year ended July 3, 2011	$400	$—	$—	$400

Inventories

Inventories: Inventories are comprised of material, direct labor and manufacturing overhead, and are stated at the lower of cost or market using the first-in, first-out (“FIFO”) cost method of accounting. Inventories consisted of the following (thousands of dollars):

	June 30, 2013	July 1, 2012
Finished products	$6,966	$5,313
Work in process	6,164	5,659
Purchased materials	12,682	11,564
	25,812	22,536
Excess and obsolete reserve	(1,500)	(1,300)
Inventories, net	$24,312	$21,236

We record a reserve for excess and obsolete inventory based on historical and estimated future demand and market conditions. The reserve level is determined by comparing inventory levels of individual materials and parts to historical usage and estimated future sales by analyzing the age of the inventory in order to identify specific materials and parts that are unlikely to be sold. Technical obsolescence and other known factors are also considered in evaluating the reserve level.

The activity related to the excess and obsolete inventory reserve was as follows (thousands of dollars):

	Balance, Beginning of Year	Provision Charged to Expense		Amounts Written Off		Balance, End of Year
Year ended June 30, 2013	$1,300	$511	$	311	$	1,500
Year ended July 1, 2012	$1,200	$385	$	285	$	1,300
Year ended July 3, 2011	$1,418	$334	$	552	$	1,200

Customer Tooling in Progress

Customer Tooling in Progress: We incur costs related to tooling used in component production and assembly. Costs for development of certain tooling, which will be directly reimbursed by the customer whose parts are produced from the tool, are accumulated on the balance sheet and are then billed to the customer. The accumulated costs are billed upon formal acceptance by the customer of products produced with the individual tool. Other tooling costs are not directly reimbursed by the customer. These costs are capitalized and amortized over the life of the related product based on the fact that the related tool will be used over the life of the supply arrangement. To the extent that estimated costs exceed expected reimbursement from the customer we will recognize a loss.

Repair and Maintenance Supply Parts

Repair and Maintenance Supply Parts: We maintain an inventory of repair and maintenance supply parts in support of operations. This inventory includes critical repair parts for all production equipment as well as general maintenance items. The inventory of critical repair parts is required to avoid disruptions in our customers’ just-in-time production schedules due to a lack of spare parts when equipment break-downs occur. All required critical repair parts are on hand when the related production equipment is placed in service and maintained to satisfy the customer model life production and service requirements, which may be 12 to 15 years. As repair parts are used, additional repair parts are purchased to maintain a minimum level of spare parts inventory. Depending on maintenance requirements during the life of the equipment, excess quantities of repair parts arise. Excess quantities are kept on hand and are not disposed of until the equipment is no longer in service. A repair and maintenance supply parts reserve is maintained to recognize the normal adjustment of inventory for obsolete and slow moving supply and maintenance parts. The adequacy of the reserve is reviewed periodically in relation to the repair parts inventory balances. The gross balance of the repair and maintenance supply parts inventory was approximately $2.0 million at June 30, 2013 and $1.9 million at July 1, 2012. The repair and maintenance supply parts inventory balance is included in Other Current Assets in the accompanying Consolidated Balance Sheets.

The activity related to the repair and maintenance supply parts reserve was as follows (thousands of dollars):

	Balance, Beginning of Year		Provision Charged to Expense		Amounts Written Off		Balance, End of Year
Year ended June 30, 2013	$500	$	195	$	195	$	500
Year ended July 1, 2012	$695	$	200	$	395	$	500
Year ended July 3, 2011	$680	$	78	$	63	$	695

Intangibles

Intangibles: Intangible assets that have defined useful lives acquired in the purchase of the Delphi Power Products business in 2009 consist of patents, engineering drawings and software. The intangible assets balance is included in Other Long-term Assets in the accompanying Consolidated Balance Sheets.

The carrying value and accumulated amortization were as follows (thousands of dollars):

	June 30, 2013	July 1, 2012
Patents, engineering drawings and software	$890	$890
Less: accumulated amortization	(453)	(354)
	$437	$536

The remaining useful life of the intangible assets in the table above is approximately 4.4 years. Intangible amortization expense was $99,000 for each of the years ended June 30, 2013, July 1, 2012 and July 3, 2011. Intangible amortization expense is expected to be $99,000 in each of fiscal year 2014 through 2017 and $41,000 in fiscal 2018.

Property, Plant and Equipment

Property, Plant and Equipment:

Property, plant and equipment are stated at cost. Property, plant and equipment are depreciated on a straight-line basis over the estimated useful lives of the assets as follows:

Classification	Expected Useful Lives
Land improvements	20 years
Buildings and improvements	20 to 35 years
Machinery and equipment	3 to 10 years

Property, plant and equipment consisted of the following (thousands of dollars):

	June 30, 2013	July 1, 2012
Land and improvements	$3,417	$2,809
Buildings and improvements	19,371	18,522
Machinery and equipment	140,649	130,683
	163,437	152,014
Less: accumulated depreciation	(112,022)	(105,684)
	$51,415	$46,330

Depreciation expense for the years ended June 30, 2013, July 1, 2012 and July 3, 2011 totaled approximately $7.4 million, $6.7 million and $6.5 million, respectively.

The gross and net book value of property, plant and equipment located outside of the United States, primarily in Mexico, were as follows (thousands of dollars):

	June 30, 2013	July 1, 2012
Gross book value	$70,809	$62,497
Net book value	$25,777	$20,434

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future net undiscounted cash flows expected to be generated by the asset. If an asset is considered to be impaired, the impairment recognized is measured by the excess of the carrying amount of the asset over the fair value of the asset. Assets to be disposed of are reported at the lower of the carrying amount or fair value, less estimated costs to sell. There were no impairments recorded in the years ended June 30, 2013, July 1, 2012 or July 3, 2011.

Expenditures for repairs and maintenance are charged to expense as incurred. Expenditures for major renewals and betterments, which significantly extend the useful lives of existing plant and equipment, are capitalized and depreciated. Upon retirement or disposition of plant and equipment, the cost and related accumulated depreciation are removed from the accounts and any resulting gain or loss is recognized in income.

Supplier Concentrations

Supplier Concentrations: The following inventory purchases were made from major suppliers during each fiscal year noted:

Fiscal Year	Percentage of Inventory Purchases	Number of Suppliers
2013	38%	7
2012	41%	14
2011	40%	11

We have long-term contracts or arrangements with most of our suppliers to guarantee the availability of raw materials and component parts.

Labor Concentrations

Labor Concentrations: We had approximately 2,670 full-time associates of which approximately 225 or 8.4 percent were represented by a labor union at June 30, 2013. The associates represented by a labor union account for all production associates at our Milwaukee facility. The current contract with the unionized associates is effective through June 29, 2014.

Revenue Recognition

Revenue Recognition: Revenue is recognized upon the shipment of products, which is when title passes, payment terms are final, we have no remaining obligations and the customer is required to pay. Revenue is recognized net of estimated returns and discounts, which is recognized as a deduction from revenue at the time of the shipment.

Research and Development Costs

Research and Development Costs: Expenditures relating to the development of new products and processes, including significant improvements and refinements to existing products, are expensed as incurred. Research and development expenditures were approximately $1.3 million in 2013, $1.2 million in 2012, and $1.5 million in 2011.

Other Income Net

Other Income, Net: Net other income included in the accompanying Consolidated Statements of Income and Comprehensive Income (Loss) primarily includes foreign currency transaction gains and losses, realized and unrealized gains and losses on Mexican peso option contracts and Rabbi Trust gains. Foreign currency transaction gains and losses resulted from activity associated with foreign denominated assets held by our Mexican subsidiaries. We entered into the Mexican peso currency option contracts to minimize earnings volatility resulting from changes in exchange rates affecting the U.S. dollar cost of our Mexican operations. The Rabbi Trust funds our supplemental executive retirement plan. The investments held in the Trust are considered trading securities.

The impact of these items for the periods presented was as follows (thousands of dollars):

	June 30, 2013	Years Ended July 1, 2012	July 3, 2011
Foreign currency transaction (loss) gain	$(395)	$1,369	$(836)
Rabbi Trust gain	164	24	384
Unrealized (loss) gain on Mexican peso option contracts	395	(640)	245
Realized (loss) gain on Mexican peso option contracts, net	(12)	(420)	33
Other	177	249	394
	$329	$582	$220

Self Insurance Plans

Self Insurance Plans: We have self-insured medical and dental plans covering all eligible U.S. associates. The claims handling process for the self-insured plans are managed by a third party administrator. Stop-loss insurance coverage limits our liability on a per individual per calendar year basis. The per individual per calendar year stop-loss limit was $150,000 in each calendar year 2010 through 2013. Prior to January 1, 2011, each covered individual could receive up to $2 million in total benefits during his or her lifetime. Effective January 1, 2011, under Health Care Reform, there is no lifetime maximum for overall benefits.

The expected ultimate cost for claims incurred under the self-insured medical and dental plans as of the balance sheet date is not discounted and is recognized as an expense. The expected ultimate cost of claims is estimated based upon the aggregate liability for reported claims and an estimated liability for claims incurred but not reported, which is based on analysis of historical data, current trends and information available from our third-party administrator. The expected ultimate cost for claims incurred under the self-insured medical and dental plans that has not been paid as of the balance sheet date is included in the accrued payroll and benefits liabilities amount in our accompanying Consolidated Balance Sheets.

Changes in the balance sheet amounts for self-insured plans were as follows (thousands of dollars):

	Balance, Beginning of Year	Provision Charged to Expense	Payments	Balance, End of Year
Year ended June 30, 2013	$320	$3,948	$3,848	$420
Year ended July 1, 2012	$320	$4,148	$4,148	$320
Year ended July 3, 2011	$320	$3,077	$3,077	$320

Warranty Reserve

Warranty Reserve: We have a warranty liability recorded related to our exposure to warranty claims in the event our products fail to perform as expected, and we may be required to participate in the repair costs incurred by our customers for such products. The recorded warranty liability balance involves judgment and estimates. Our liability estimate is based on an analysis of historical warranty data as well as current trends and information, including our customers’ recent extension of their warranty programs. In recent fiscal periods, our largest customers have extended their warranty protection for their vehicles and have since demanded higher warranty cost sharing arrangements from their suppliers, including STRATTEC. As a result of these actions, during 2012, and 2011 we increased our provision to cover these exposures. Moreover, in 2011, the warranty provision was increased by $1.15 million as a result of our share of the cost associated with a customer’s specific warranty claim involving our product. The current year warranty provision credit includes the impact of favorable adjustments for warranty claims settled during the year.

Changes in the warranty reserve were as follows (thousands of dollars):

	Balance, Beginning of Year	Provision Charged (Credited) to Expense	Payments	Balance, End of Year
Year ended June 30, 2013	$4,958	$(404)	$2,054	$2,500
Year ended July 1, 2012	$3,856	$2,050	$948	$4,958
Year ended July 3, 2011	$1,718	$2,807	$669	$3,856

Foreign Currency Translation

Foreign Currency Translation: The financial statements of our foreign subsidiaries and equity investees are translated into U.S. dollars using the exchange rate at each balance sheet date for assets and liabilities and the average exchange rate for each applicable period for sales, costs and expenses. Foreign currency translation adjustments are included as a component of other accumulated comprehensive loss. Foreign currency transaction gains and losses are included in other income, net in the accompanying Consolidated Statement of Income and Comprehensive Income (loss).

Accumulated Other Comprehensive Loss

Accumulated Other Comprehensive Loss: Accumulated other comprehensive loss is comprised of the following (thousands of dollars):

	June 30, 2013	July 1, 2012	July 3, 2011
Unrecognized pension and postretirement benefit liabilities, net of tax	$18,944	$31,762	$19,772
Foreign currency translation	3,268	3,995	1,978
	$22,212	$35,757	$21,750

Deferred taxes have not been provided for the foreign currency translation adjustments.

Accounting For Stock-Based Compensation

Accounting For Stock-Based Compensation: We maintain an omnibus stock incentive plan. This plan provides for the granting of stock options, shares of restricted stock and stock appreciation rights. The Board of Directors has designated 1,700,000 shares of common stock available for the grant of awards under the plan. Remaining shares available to be granted under the plan as of June 30, 2013 were 153,993. Awards that expire or are cancelled without delivery of shares become available for re-issuance under the plan. We issue new shares of common stock to satisfy stock option exercises.

Nonqualified and incentive stock options and shares of restricted stock have been granted to our officers, outside directors and specified associates under the stock incentive plan. Stock options granted under the plan may not be issued with an exercise price less than the fair market value of the common stock on the date the option is granted. Stock options become exercisable as determined at the date of grant by the Compensation Committee of our Board of Directors. The options expire 5 to 10 years after the grant date unless an earlier expiration date is set at the time of grant. The options vest 1 to 4 years after the date of grant. Shares of restricted stock granted under the plan are subject to vesting criteria determined by the Compensation Committee of our Board of Directors at the time the shares are granted and have a minimum vesting period of three years from the date of grant. Restricted shares granted have voting and dividend rights, regardless of whether the shares are vested or unvested. The restricted stock grants issued to date vest 3 years after the date of grant.

The fair value of each stock option grant was estimated as of the date of grant using the Black-Scholes pricing model. The resulting compensation cost for fixed awards with graded vesting schedules is amortized on a straight-line basis over the vesting period for the entire award. The expected term of awards granted is determined based on historical experience with similar awards, giving consideration to the contractual terms and vesting schedules. The expected volatility is determined based on our historical stock prices over the most recent period commensurate with the expected term of the award. The risk-free interest rate is based on U.S. Treasury zero-coupon issues with a remaining term commensurate with the expected term of the award. Expected pre-vesting option forfeitures are based primarily on historical data. The fair value of each restricted stock grant was based on the market price of the underlying common stock as of the date of grant. The resulting compensation cost is amortized on a straight line basis over the vesting period. We record stock based compensation only for those awards that are expected to vest.

As of June 30, 2013, there was $550,000 of total unrecognized compensation cost related to stock options granted under the plan. This cost is expected to be recognized over a weighted average period of 10 months. As of June 30, 2013, there was $479,000 of total unrecognized compensation cost related to unvested restricted stock grants outstanding under the plan. This cost is expected to be recognized over a weighted average period of 11 months. Total unrecognized compensation cost will be adjusted for any future changes in estimated and actual forfeitures.

Cash received from option exercises was $770,000 in 2013 and $28,000 in each of fiscal year 2012 and 2011. The related income tax benefit was $421,000 in 2013, $9,000 in 2012 and $18,000 in 2011, respectively.

The intrinsic value of stock options exercised and the fair value of stock options vested were as follows (in thousands of dollars):

	Years Ended
	June 30, 2013	July 1, 2012	July 3, 2011
Intrinsic value of options exercised	$1,110	$26	$44
Fair value of stock options vested	$266	$268	$293

The grant date fair values and assumptions used to determine compensation expense were as follows:

Options Granted During	2013		2012		2011
Weighted average grant date fair value:
Options issued at grant date market value	n/a		n/a		n/a
Options issued above grant date market value	$10.48	$	10.29	$	7.48
Assumptions:
Risk free interest rates	0.95%		1.23%		1.08%
Expected volatility	57.58%		59.88%		59.89%
Expected dividend yield	1.69%		1.74%		1.54%
Expected term (in years)	6.0		6.0		4.0

The range of options outstanding as of June 30, 2013 was as follows:

	Number of Options Outstanding/ Exercisable		Weighted Average Exercise Price Outstanding/ Exercisable	Weighted Average Remaining Contractual Life Outstanding (In Years)
$10.92-$25.64	224,955/93,455	$	20.34/$14.84	6.3
$56.08-$63.25	46,500/46,500	$	60.33/$60.33	1.2
		$	27.19/$29.95

Income Taxes

Income Taxes: Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of assets and liabilities and their respective tax bases and operating loss carry-forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences and operating loss carryforwards are expected to be recovered, settled or utilized. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are recorded to reduce deferred tax assets when it is more likely than not that a tax benefit will not be realized. We recognize the benefit of an income tax position only if it is more likely than not (greater than 50 percent) that the tax position will be sustained upon tax examination, based solely on the technical merits of the tax position. Otherwise, no benefit is recognized. The tax benefits recognized are measured based on the largest benefit that has a greater than 50 percent likelihood of being realized upon ultimate settlement. Additionally, we accrue interest and related penalties, if applicable, on all tax exposures for which reserves have been established consistent with jurisdictional tax laws. Interest and penalties on uncertain tax positions are classified in the Provision for Income Taxes in the Consolidated Statements of Income and Comprehensive Income (Loss).

Organization and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2013
Fair Market Value of all Outstanding Mexican Peso Option Contracts

The fair market value of all outstanding Mexican peso option contracts in the accompanying Consolidated Balance Sheets was as follows (thousands of dollars):

	June 30, 2013	July 1, 2012
Not Designated as Hedging Instruments:
Other current liabilities:
Mexican peso option contracts	$—	$(395)

Pre-Tax Effects of the Peso Option Contracts

The pre-tax effects of the Mexican peso option contracts on the accompanying Consolidated Statements of Income and Comprehensive Income (Loss) consisted of the following (thousands of dollars):

	Other Income, net
	June 30, 2013	July 1, 2012
Not Designated as Hedging Instruments:
Realized gain	$27	$18
Realized (loss)	$(39)	$(438)
Unrealized gain (loss)	$395	$(640)

Summary of Financial Assets and Liabilities at Fair Value on Recurring Basis

The following table summarizes our financial assets and liabilities measured at fair value on a recurring basis as of June 30, 2013 and July 1, 2012 (thousands of dollars):

	June 30, 2013				July 1, 2012
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets:
Rabbi Trust Assets:
Stock Index Funds:
Small Cap	$115	$—	$—	$115	$209	$—	$—	$209
Mid Cap	114	—	—	114	206	—	—	206
Large Cap	115	—	—	115	640	—	—	640
U.S. Treasury Securities	—	—	—	—	2,512	—	—	2,512
Cash and Cash Equivalents	1,193	—	—	1,193	806	—	—	806
Mexican peso option contracts	—	—	—	—	—	80	—	80
Total assets at fair value	$1,537	$—	$—	$1,537	$4,373	$80	$—	$4,453

Liabilities:
Mexican peso option contracts	$—	$—	$—	$—	$—	$475	$—	$475

Changes in the Allowance for Doubtful Accounts

Changes in the allowance for doubtful accounts were as follows (thousands of dollars):

	Balance, Beginning of Year	Provision for Doubtful Accounts	Net (Write- Offs) Recoveries	Balance, End of Year
Year ended June 30, 2013	$500	$—	$—	$500
Year ended July 1, 2012	$400	$116	$(16)	$500
Year ended July 3, 2011	$400	$—	$—	$400

Inventories

Inventories: Inventories are comprised of material, direct labor and manufacturing overhead, and are stated at the lower of cost or market using the first-in, first-out (“FIFO”) cost method of accounting. Inventories consisted of the following (thousands of dollars):

	June 30, 2013	July 1, 2012
Finished products	$6,966	$5,313
Work in process	6,164	5,659
Purchased materials	12,682	11,564
	25,812	22,536
Excess and obsolete reserve	(1,500)	(1,300)
Inventories, net	$24,312	$21,236

Activity Related to the Excess and Obsolete Inventory Reserve

The activity related to the excess and obsolete inventory reserve was as follows (thousands of dollars):

	Balance, Beginning of Year	Provision Charged to Expense		Amounts Written Off		Balance, End of Year
Year ended June 30, 2013	$1,300	$511	$	311	$	1,500
Year ended July 1, 2012	$1,200	$385	$	285	$	1,300
Year ended July 3, 2011	$1,418	$334	$	552	$	1,200

Schedule Of Activity Related To Repair And Maintenance Supply Parts Reserve Table Text Block

The activity related to the repair and maintenance supply parts reserve was as follows (thousands of dollars):

	Balance, Beginning of Year		Provision Charged to Expense		Amounts Written Off		Balance, End of Year
Year ended June 30, 2013	$500	$	195	$	195	$	500
Year ended July 1, 2012	$695	$	200	$	395	$	500
Year ended July 3, 2011	$680	$	78	$	63	$	695

Intangible Assets Carrying Value and Accumulated Amortization

The carrying value and accumulated amortization were as follows (thousands of dollars):

	June 30, 2013	July 1, 2012
Patents, engineering drawings and software	$890	$890
Less: accumulated amortization	(453)	(354)
	$437	$536

Property, Plant and Equipment, Useful Lives of Assets

Property, plant and equipment are stated at cost. Property, plant and equipment are depreciated on a straight-line basis over the estimated useful lives of the assets as follows:

Classification	Expected Useful Lives
Land improvements	20 years
Buildings and improvements	20 to 35 years
Machinery and equipment	3 to 10 years

Property, Plant and Equipment

Property, plant and equipment consisted of the following (thousands of dollars):

	June 30, 2013	July 1, 2012
Land and improvements	$3,417	$2,809
Buildings and improvements	19,371	18,522
Machinery and equipment	140,649	130,683
	163,437	152,014
Less: accumulated depreciation	(112,022)	(105,684)
	$51,415	$46,330

Inventory Purchase from Major Suppliers

Supplier Concentrations: The following inventory purchases were made from major suppliers during each fiscal year noted:

Fiscal Year	Percentage of Inventory Purchases	Number of Suppliers
2013	38%	7
2012	41%	14
2011	40%	11

Detail of Items Impacting other Income, Net

The impact of these items for the periods presented was as follows (thousands of dollars):

	June 30, 2013	Years Ended July 1, 2012	July 3, 2011
Foreign currency transaction (loss) gain	$(395)	$1,369	$(836)
Rabbi Trust gain	164	24	384
Unrealized (loss) gain on Mexican peso option contracts	395	(640)	245
Realized (loss) gain on Mexican peso option contracts, net	(12)	(420)	33
Other	177	249	394
	$329	$582	$220

Changes In Balance Sheet Amounts Under Self Insured Plans Table Text Block

Changes in the balance sheet amounts for self-insured plans were as follows (thousands of dollars):

	Balance, Beginning of Year	Provision Charged to Expense	Payments	Balance, End of Year
Year ended June 30, 2013	$320	$3,948	$3,848	$420
Year ended July 1, 2012	$320	$4,148	$4,148	$320
Year ended July 3, 2011	$320	$3,077	$3,077	$320

Changes in Warranty Reserve

Changes in the warranty reserve were as follows (thousands of dollars):

	Balance, Beginning of Year	Provision Charged (Credited) to Expense	Payments	Balance, End of Year
Year ended June 30, 2013	$4,958	$(404)	$2,054	$2,500
Year ended July 1, 2012	$3,856	$2,050	$948	$4,958
Year ended July 3, 2011	$1,718	$2,807	$669	$3,856

Accumulated other Comprehensive Loss

Accumulated Other Comprehensive Loss: Accumulated other comprehensive loss is comprised of the following (thousands of dollars):

	June 30, 2013	July 1, 2012	July 3, 2011
Unrecognized pension and postretirement benefit liabilities, net of tax	$18,944	$31,762	$19,772
Foreign currency translation	3,268	3,995	1,978
	$22,212	$35,757	$21,750

Intrinsic Value Of Stock Options Exercised And Fair Value Of Stock Options Vested Table Text Block

The intrinsic value of stock options exercised and the fair value of stock options vested were as follows (in thousands of dollars):

	Years Ended
	June 30, 2013	July 1, 2012	July 3, 2011
Intrinsic value of options exercised	$1,110	$26	$44
Fair value of stock options vested	$266	$268	$293

Grant Date Fair Values and Assumptions

The grant date fair values and assumptions used to determine compensation expense were as follows:

Options Granted During	2013		2012		2011
Weighted average grant date fair value:
Options issued at grant date market value	n/a		n/a		n/a
Options issued above grant date market value	$10.48	$	10.29	$	7.48
Assumptions:
Risk free interest rates	0.95%		1.23%		1.08%
Expected volatility	57.58%		59.88%		59.89%
Expected dividend yield	1.69%		1.74%		1.54%
Expected term (in years)	6.0		6.0		4.0

Range of Options Outstanding

The range of options outstanding as of June 30, 2013 was as follows:

	Number of Options Outstanding/ Exercisable		Weighted Average Exercise Price Outstanding/ Exercisable	Weighted Average Remaining Contractual Life Outstanding (In Years)
$10.92-$25.64	224,955/93,455	$	20.34/$14.84	6.3
$56.08-$63.25	46,500/46,500	$	60.33/$60.33	1.2
		$	27.19/$29.95

MEXICO
Property, Plant and Equipment

The gross and net book value of property, plant and equipment located outside of the United States, primarily in Mexico, were as follows (thousands of dollars):

	June 30, 2013	July 1, 2012
Gross book value	$70,809	$62,497
Net book value	$25,777	$20,434

Investment in Joint Ventures and Majority Owned Subsidiaries (Tables)	12 Months Ended
Jun. 30, 2013
Investment in Joint Ventures and Majority Owned Subsidiaries

Investment in Joint Ventures in the accompanying Consolidated Balance Sheets consisted of the following (in thousands of dollars):

	June 30, 2013	July 1, 2012
Investment in VAST LLC	$8,479	$8,139
Investment in NextLock LLC	687	—
	$9,166	$8,139

Equity (Loss) Earnings of Joint Venture (Tables)	12 Months Ended
Jun. 30, 2013
Summarized Statements of Operations

	Years Ended
	June 30, 2013	July 1, 2012	July 3, 2011
Net sales	$92,388	$76,373	$78,002
Cost of goods sold	76,759	65,211	63,286
Gross profit	15,629	11,162	14,716
Engineering, selling and administrative expense	17,270	14,930	9,527
(Loss) income from operations	(1,641)	(3,768)	5,189
Other income (expense), net	497	246	(247)
(Loss) income before provision for Income taxes	(1,144)	(3,522)	4,942
(Benefit) provision for income taxes	(690)	(297)	1,202
Net (loss) income	(454)	(3,225)	3,740

STRATTEC’s share of VAST LLC net (loss) income	$(151)	$(1,075)	$1,247
Intercompany profit eliminations	4	4	(1)
STRATTEC’s equity (loss) earnings of VAST LLC	$(147)	$(1,071)	$1,246

Summarized Balance Sheets

	June 30, 2013	July 1, 2012
Cash and cash equivalents	$3,801	$5,622
Receivables, net	23,594	16,025
Inventories, net	10,693	17,756
Other current assets	7,892	10,207
Total current assets	45,980	49,610
Property, plant and equipment, net	23,470	20,753
Other long-term assets	4,218	3,585
Total assets	$73,668	$73,948

Current liabilities	$36,128	$37,843
Long-term liabilities	11,808	11,381
Total liabilities	$47,936	$49,224

Net assets	$25,732	$24,724

STRATTEC’s share of net assets	$8,577	$8,241

Income Taxes (Tables)	12 Months Ended
Jun. 30, 2013
Provision (Benefit) for Income Taxes

The provision for income taxes consisted of the following (thousands of dollars):

	2013	2012	2011
Currently payable:
Federal	$(561)	$2,116	$1,181
State	185	219	167
Foreign	1,895	1,200	1,369
	1,519	3,535	2,717
Deferred tax provision (benefit)	3,847	54	(177)
	$5,366	$3,589	$2,540

Difference between Income Taxes Computed at the Federal Statutory Tax Rate and the Provision for Income taxes

The items accounting for the difference between income taxes computed at the Federal statutory tax rate and the provision for income taxes were as follows:

	2013	2012	2011
US statutory rate	34.0%	34.1%	34.0%
State taxes, net of Federal tax benefit	2.0	(0.1)	0.4
Foreign subsidiaries	(2.2)	(3.7)	(1.9)
Non-controlling interest	(3.1)	(7.3)	(7.2)
Valuation allowance	(1.0)	—	0.5
Other	2.1	(0.3)	(0.7)
	31.8%	22.7%	25.1%

Components of Deferred Tax Assets and (Liabilities)

The components of deferred tax assets and (liabilities) were as follows (thousands of dollars):

	June 30, 2013	July 1, 2012
Deferred income taxes-current:
Repair and maintenance supply parts reserve	$185	$190
Payroll-related accruals	1,789	1,589
Environmental reserve	523	546
Inventory Reserve	486	437
Allowance for Doubtful Accounts	185	190
Accrued Warranty	703	1,663
Other	396	781
	4,267	5,396
Valuation allowance	—	(177)
	$4,267	$5,219
Deferred income taxes-noncurrent:
Accrued pension obligations	$(10,572)	$(9,482)
Unrecognized pension and postretirement benefit plan liabilities	11,305	19,467
Accumulated depreciation	(4,256)	(3,023)
Stock-based compensation	854	842
Postretirement obligations	325	728
NOL/credit carry-forwards	159	153
Other	1,176	1,057
	$(1,009)	$9,742

Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows for the years ended June 30, 2013 and July 1, 2012 (thousands of dollars):

	Year Ended
	June 30, 2013	July 1, 2012
Unrecognized tax benefits, beginning of year	$1,541	$1,500
Gross increases – tax positions in prior years	—	—
Gross decreases – tax positions in prior years	(47)	(2)
Gross increases – current period tax positions	51	43
Tax Years Closed	(35)	—
Unrecognized tax benefits, end of year	$1,510	$1,541

Retirement Plans and Postretirement Costs (Tables)	12 Months Ended
Jun. 30, 2013
Amounts Included in Accumulated Other Comprehensive Loss, Net of Tax

Amounts included in accumulated other comprehensive loss, net of tax, at June 30, 2013, which have not yet been recognized in net periodic benefit cost are as follows (thousands of dollars):

	Pension and SERP Benefits	Postretirement Benefits
Prior service cost (credit)	$37	$(2,662)
Net actuarial loss	17,256	4,313
	$17,293	$1,651

Summary of Pension Supplemental Executive Retirement Plan and Postretirement Plans Income and Expense

The following tables summarize the pension, SERP and postretirement plans’ income and expense, funded status and actuarial assumptions for the years indicated (thousands of dollars). We use a June 30 measurement date for our pension and postretirement plans.

	Pension and SERP Benefits			Postretirement Benefits
	2013	2012	2011	2013	2012	2011
COMPONENTS OF NET PERIODIC BENEFIT COST:
Service cost	$216	$150	$70	$15	$11	$10
Interest cost	4,447	4,784	4,692	181	227	275
Expected return on plan assets	(6,126)	(6,411)	(6,445)	—	—	—
Amortization of prior service cost (credit)	12	12	12	(764)	(764)	(764)
Amortization of unrecognized net loss	4,453	2,414	2,504	898	673	645
Settlement loss	2,144	—	—	—	—	—
Net Periodic benefit cost	$5,146	$949	$833	$330	$147	$166

	Pension and SERP Benefits		Postretirement Benefits
	June 30, 2013	July 1, 2012	June 30, 2013	July 1, 2012
WEIGHTED-AVERAGE ASSUMPTIONS
Benefit Obligations:
Discount rate	5.02%	4.56%	5.02%	4.56%
Expected return on plan assets	7.5%	7.5%	n/a	n/a
Rate of compensation increases—SERP	3.0%	3.0%	n/a	n/a
Net Periodic Benefit Cost:
Discount rate	4.56%	5.57%	4.56%	5.57%
Expected return on plan assets	7.5%	7.8%	n/a	n/a
Rate of compensation increases—SERP	3.0%	3.0%	n/a	n/a

	Pension and SERP Benefits			Postretirement Benefits
	2013	2012	2013			2012
CHANGE IN PROJECTED BENEFIT OBLIGATION:
Benefit obligation at beginning of year	$103,383	$89,609	$	4,475	$	4,586
Service cost	216	150		15		11
Interest cost	4,447	4,784		181		227
Actuarial loss (gain)	(8,381)	12,663		239		917
Benefits paid	(9,750)	(3,823)		(1,370)		(1,266)
Benefit obligation at end of year	$89,915	$103,383	$	3,540	$	4,475

CHANGE IN PLAN ASSETS:
Fair value of plan assets at beginning of year	$79,517	$83,023	$	—	$	—
Actual return on plan assets	11,914	(1,683)		—		—
Employer contribution	8,753	2,000		1,370		1,266
Benefits paid	(9,750)	(3,823)		(1,370)		(1,266)
Fair value of plan assets at end of year	90,434	79,517		—		—

Funded status – prepaid (accrued) benefit obligations	$519	$(23,866)	$	(3,540)	$	(4,475)

AMOUNTS RECOGNIZED IN CONSOLIDATED BALANCE SHEETS:
Other long-term assets	$1,983	$—	$	—	$	—
Accrued payroll and benefits (current liabilities)	—	(5,664)		(823)		(1,010)
Accrued benefit obligations (long-term liabilities)	(1,464)	(18,202)		(2,717)		(3,465)
Net amount recognized	$519	$(23,866)	$	(3,540)	$	(4,475)

CHANGES IN PLAN ASSETS AND BENEFIT OBLIGATIONS RECOGNIZED IN OTHER COMPREHENSIVE INCOME:
Net periodic benefit cost	$5,146	$949	$	330	$	147
Net actuarial (gain) loss	(14,170)	20,756		238		917
Amortization of prior service (cost) credits	(12)	(12)		764		764
Amortization of unrecognized net loss	(6,597)	(2,414)		(898)		(673)
Total recognized in other comprehensive income, before tax	(20,779)	18,330		104		1,008
Total recognized in net periodic benefit cost and other comprehensive income	$(15,633)	$19,279	$	434	$	1,155

The Accumulated Benefit Obligations and Projected Benefit Obligations for the Pension and SERP

The following table summarizes the accumulated benefit obligations and projected benefit obligations for the pension and SERP (thousands of dollars):

	Pension		SERP
	June 30, 2013	July 1, 2012	June 30, 2013	July 1, 2012
Accumulated benefit obligation	$88,451	$96,167	$1,020	$6,629
Projected benefit obligation	$88,451	$96,167	$1,464	$7,216

Significant Effect of Health Care Trend on the Postretirement Benefit

The health care cost trend assumption has a significant effect on the postretirement benefit amounts reported. A 1% change in the health care cost trend rates would have the following effects (thousands of dollars):

	1% Increase	1% Decrease
Effect on total of service and interest cost components in fiscal 2013	$3	$(3)
Effect on postretirement benefit obligation as of June 30, 2013	$59	$(57)

Pension Plan Weighted-Average Asset Allocations by Asset Category

The pension plan weighted-average asset allocations by asset category are as follows:

	Target Allocation	June 30, 2013	July 1, 2012
Equity investments	70%	64%	64%
Fixed-income Investments	30%	30%	32%
Other	—	6%	4%
Total	100%	100%	100%

Summary, by Asset Category, of the Fair Value of Pension Plan Assets

The following is a summary, by asset category, of the fair value of pension plan assets at the June 30, 2013 and June 30, 2012 measurement dates (thousands of dollars):

	June 30, 2013								June 30, 2012
Asset Category	Level 1		Level 2		Level 3		Total		Level 1		Level 2		Level 3		Total
Cash and cash equivalents	$—	$	4,572	$	—	$	4,572	$	3,411	$	—	$	—	$	3,411
Equity Securities/Funds:
Small Cap	13,681		—		—		13,681		10,707		—		—		10,707
Mid Cap	9,048		—		—		9,048		8,404		—		—		8,404
Large Cap	18,039		—		—		18,039		17,872		—		—		17,872
International	17,600		—		—		17,600		13,650		—		—		13,650
Fixed Income Bond Funds/Bonds	1,024		21,383		—		22,407		22,313		—		—		22,313
Hedge Funds	—		—		5,087		5,087		—		—		3,160		3,160
Total	$59,392	$	25,955	$	5,087	$	90,434	$	76,357	$	—	$	3,160	$	79,517

Changes in Level 3 Investments for the Pension Plan Assets

The following table summarizes the changes in Level 3 investments for the pension plan assets (thousands of dollars):

	Fair Value June 30, 2012	Net Purchases and Sales	Realized and Unrealized Gain, net	Fair Value June 30, 2013
Hedge Funds	$3,160	$1,420	$507	$5,087

Expected Future Benefit Payments

We do not expect to make contributions to our SERP in fiscal 2014. The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid (thousands of dollars):

	Pension and SERP Benefits	Postretirement Benefits
2014	$4,318	$823
2015	$5,269	$724
2016	$5,030	$594
2017	$5,240	$491
2018	$5,463	$392
2019-2023	$30,903	$797

Earnings Per Share (''EPS'') (Tables)	12 Months Ended
Jun. 30, 2013
Reconciliation of the Components of the Basic and Diluted Per Share

A reconciliation of the components of the basic and diluted per share computations follows (in thousands, except per share amounts):

	2013	2012		2011
Net Income Attributable to STRATTEC	$9,375	$8,793	$	5,418
Less: Income Attributable to Participating Securities	171	—		—
Net Income Attributable to Common Shareholders	$9,204	$8,793	$	5,418

Weighted Average Shares of Common Stock Outstanding	3,327	3,300		3,285
Incremental Shares – Stock based Compensation	52	30		38
Diluted Weighted Average Shares of Common Stock Outstanding	3,379	3,330		3,323

Basic Earnings Per Share	$2.77	$2.66	$	1.65
Diluted Earnings Per Share	$2.72	$2.64	$	1.63

Stock Option and Purchase Plans (Tables)	12 Months Ended
Jun. 30, 2013
Summary of Stock Option Activity under our Stock Incentive Plan

A summary of stock option activity under our stock incentive plan was as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Balance at June 27, 2010	297,650	$33.01
Granted	40,000	$22.47
Exercised	(2,600)	$10.92
Expired	(37,650)	$60.36
Balance at July 3, 2011	297,400	$28.32
Granted	40,000	$26.53
Exercised	(2,600)	$10.92
Expired	(2,000)	$37.58
Balance at July 1, 2012	332,800	$28.19
Granted	40,000	$25.64
Exercised	(55,845)	$13.78
Expired	(41,500)	$52.68
Terminated	(4,000)	$17.59
Balance at June 30, 2013	271,455	$27.19	5.4	$3,830

Exercisable as of:
June 30, 2013	139,955	$29.95	4.4	$2,104
July 1, 2012	192,700	$33.69	4.5	$702
July 3, 2011	155,800	$38.37	4.8	$479

Available for grant as of June 30, 2013	153,993

Summary of Restricted Stock Activity under our Stock Incentive Plan

A summary of restricted stock activity under our stock incentive plan was as follows:

	Shares	Weighted Average Grant Date Fair Value
Nonvested Balance at June 27, 2010	27,500	$29.90
Granted	20,000	$20.66
Vested	(8,600)	$47.78
Nonvested Balance at July 3, 2011	38,900	$21.19
Granted	20,000	$23.01
Vested	(9,300)	$29.00
Forfeited	(200)	$23.01
Nonvested Balance at July 1, 2012	49,400	$20.45
Granted	24,150	$23.69
Vested	(10,400)	$15.44
Forfeited	(1,900)	$25.49
Nonvested Balance at June 30, 2013	61,250	$22.42

Export Sales (Tables)	12 Months Ended
Jun. 30, 2013
Summary of export sales	Export sales are summarized below (thousands of dollars):
	2013	2012	2011
Export Sales	$111,159	$102,022	$103,232
Percent of Net Sales	37%	37%	40%

Sales and Receivable Concentration (Tables)	12 Months Ended
Jun. 30, 2013
Sales to Largest Customers

Sales to our largest customers were as follows (thousands of dollars and percent of total net sales):

	2013			2012			2011
	Sales	%		Sales	%		Sales	%
General Motors Company	$56,972	19%	$	64,588	23%	$	63,617	24%
Ford Motor Company	44,773	15%		33,854	12%		26,930	10%
Chrysler Group LLC	95,476	32%		90,796	33%		80,889	31%
	$197,221	66%	$	189,238	68%	$	171,436	66%

Receivables from Largest Customers

Receivables from our largest customers were as follows (thousands of dollars and percent of gross receivables):

	June 30, 2013		July 1, 2012
	Receivables	%	Receivables	%
General Motors Company	$8,672	18%	$10,230	23%
Ford Motor Company	6,533	14%	5,738	13%
Chrysler Group LLC	15,698	33%	14,157	31%
	$30,903	65%	$30,125	67%

Organization and Summary of Significant Accounting Policies (Details) (Mexican peso option contracts, Not Designated as Hedging Instruments, Other current liabilities, USD $)
In Thousands, unless otherwise specified	Jun. 30, 2013	Jul. 01, 2012
Mexican peso option contracts | Not Designated as Hedging Instruments | Other current liabilities
Fair market value of all outstanding Mexican peso option contracts
Not designated as hedging instruments, current liabilities, at fair value		$ (395)

Organization and Summary of Significant Accounting Policies (Details 1) (Not Designated as Hedging Instruments, Mexican peso option contracts, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jul. 01, 2012
Not Designated as Hedging Instruments | Mexican peso option contracts
Pre-tax effects of the peso option contracts
Realized gain	$ 27	$ 18
Realized (loss)	(39)	(438)
Unrealized gain (loss)	$ 395	$ (640)

Organization and Summary of Significant Accounting Policies (Details 2) (Fair Value, Measurements, Recurring, USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jul. 01, 2012
Assets:
Total assets at fair value	$ 1,537	$ 4,453
Stock Index Funds | Small Cap
Assets:
Total assets at fair value	115	209
Stock Index Funds | Mid Cap
Assets:
Total assets at fair value	114	206
Stock Index Funds | Large Cap
Assets:
Total assets at fair value	115	640
U.S. Treasury Securities
Assets:
Total assets at fair value		2,512
Level 1
Assets:
Total assets at fair value	1,537	4,373
Level 1 | Stock Index Funds | Small Cap
Assets:
Total assets at fair value	115	209
Level 1 | Stock Index Funds | Mid Cap
Assets:
Total assets at fair value	114	206
Level 1 | Stock Index Funds | Large Cap
Assets:
Total assets at fair value	115	640
Level 1 | U.S. Treasury Securities
Assets:
Total assets at fair value		2,512
Level 2
Assets:
Total assets at fair value		80
Level 2 | Stock Index Funds | Small Cap
Assets:
Total assets at fair value
Level 2 | Stock Index Funds | Mid Cap
Assets:
Total assets at fair value
Level 2 | Stock Index Funds | Large Cap
Assets:
Total assets at fair value
Level 2 | U.S. Treasury Securities
Assets:
Total assets at fair value
Level 3
Assets:
Total assets at fair value
Level 3 | Stock Index Funds | Small Cap
Assets:
Total assets at fair value
Level 3 | Stock Index Funds | Mid Cap
Assets:
Total assets at fair value
Level 3 | Stock Index Funds | Large Cap
Assets:
Total assets at fair value
Level 3 | U.S. Treasury Securities
Assets:
Total assets at fair value
Cash and Cash Equivalents
Assets:
Total assets at fair value	1,193	806
Cash and Cash Equivalents | Level 1
Assets:
Total assets at fair value	1,193	806
Cash and Cash Equivalents | Level 2
Assets:
Total assets at fair value
Cash and Cash Equivalents | Level 3
Assets:
Total assets at fair value
Mexican peso option contracts
Assets:
Total assets at fair value		80
Liabilities:
Total liabilities at fair value		475
Mexican peso option contracts | Level 1
Assets:
Total assets at fair value
Liabilities:
Total liabilities at fair value
Mexican peso option contracts | Level 2
Assets:
Total assets at fair value		80
Liabilities:
Total liabilities at fair value		475
Mexican peso option contracts | Level 3
Assets:
Total assets at fair value
Liabilities:
Total liabilities at fair value

Organization and Summary of Significant Accounting Policies (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jul. 01, 2012	Jul. 03, 2011
Changes in the allowance for doubtful accounts
Balance, Beginning of Year	$ 500	$ 400	$ 400
Provision for Doubtful Accounts		116
Net (Write-Offs) Recoveries		(16)
Balance, End of Year	$ 500	$ 500	$ 400

Organization and Summary of Significant Accounting Policies (Details 4) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jul. 01, 2012	Jul. 03, 2011	Jun. 27, 2010
Inventories
Finished products	$ 6,966	$ 5,313
Work in process	6,164	5,659
Purchased materials	12,682	11,564
Inventory, Gross, Total	25,812	22,536
Excess and obsolete reserve	(1,500)	(1,300)	(1,200)	(1,418)
Inventories, net	$ 24,312	$ 21,236

Organization and Summary of Significant Accounting Policies (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jul. 01, 2012	Jul. 03, 2011
Activity related to the excess and obsolete inventory reserve
Balance, Beginning of Year	$ 1,300	$ 1,200	$ 1,418
Provision Charged to Expense	511	385	334
Amounts Written Off	311	285	552
Balance, End of Year	$ 1,500	$ 1,300	$ 1,200

Organization and Summary of Significant Accounting Policies (Details 6) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jul. 01, 2012	Jul. 03, 2011
Activity related to the repair and maintenance supply parts reserve
Balance, Beginning of Year	$ 500	$ 695	$ 680
Provision Charged to Expense	195	200	78
Amounts Written Off	195	395	63
Balance, End of Year	$ 500	$ 500	$ 695

Organization and Summary of Significant Accounting Policies (Details 7) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jul. 01, 2012
Intangible assets carrying value and accumulated amortization
Patents, engineering drawings and software	$ 890	$ 890
Less: accumulated amortization	(453)	(354)
Total	$ 437	$ 536

Organization and Summary of Significant Accounting Policies (Details 8)	12 Months Ended
Jun. 30, 2013
Land and improvements
Estimated useful lives of the assets
Expected Useful Lives	20 years
Buildings and improvements | Minimum
Estimated useful lives of the assets
Expected Useful Lives	20 years
Buildings and improvements | Maximum
Estimated useful lives of the assets
Expected Useful Lives	35 years
Machinery and equipment | Minimum
Estimated useful lives of the assets
Expected Useful Lives	3 years
Machinery and equipment | Maximum
Estimated useful lives of the assets
Expected Useful Lives	10 years

Organization and Summary of Significant Accounting Policies (Details 9) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jul. 01, 2012
Property, plant and equipment
Gross	$ 163,437	$ 152,014
Less: accumulated depreciation	(112,022)	(105,684)
Total	51,415	46,330
Land and improvements
Property, plant and equipment
Gross	3,417	2,809
Buildings and improvements
Property, plant and equipment
Gross	19,371	18,522
Machinery and equipment
Property, plant and equipment
Gross	$ 140,649	$ 130,683

Organization and Summary of Significant Accounting Policies (Details 10) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jul. 01, 2012
Gross and net book value of property plant and equipment
Property, plant and equipment, gross	$ 163,437	$ 152,014
Property, plant and equipment, net	51,415	46,330
MEXICO
Gross and net book value of property plant and equipment
Property, plant and equipment, gross	70,809	62,497
Property, plant and equipment, net	$ 25,777	$ 20,434

Organization and Summary of Significant Accounting Policies (Details 11)	12 Months Ended
	Jun. 30, 2013 Supplier	Jul. 01, 2012 Supplier	Jul. 03, 2011 Supplier
Supplier Concentrations
Percentage of inventory purchases from major suppliers	38.00%	41.00%	40.00%
Number of major Suppliers	7	14	11

Organization and Summary of Significant Accounting Policies (Details 12) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jul. 01, 2012	Jul. 03, 2011
Detail of items impacting other income, net
Foreign currency transaction (loss) gain	$ (395)	$ 1,369	$ (836)
Rabbi Trust gain	164	24	384
Unrealized (loss) gain on Mexican peso option contracts	395	(640)	245
Realized (loss) gain on Mexican peso option contracts, net	(12)	(420)	33
Other	177	249	394
Total	$ 329	$ 582	$ 220

Organization and Summary of Significant Accounting Policies (Details 13) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jul. 01, 2012	Jul. 03, 2011
Changes in balance sheet amounts under self insured plans
Balance, Beginning of Year	$ 320	$ 320	$ 320
Provision Charged to Expense	3,948	4,148	3,077
Payments	3,848	4,148	3,077
Balance, End of Year	$ 420	$ 320	$ 320

Organization and Summary of Significant Accounting Policies (Details 14) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jul. 01, 2012	Jul. 03, 2011
Changes in warranty reserve
Balance, Beginning of Year	$ 4,958	$ 3,856	$ 1,718
Provision Charged (Credited) to Expense	(404)	2,050	2,807
Payments	2,054	948	669
Balance, End of Year	$ 2,500	$ 4,958	$ 3,856

Organization and Summary of Significant Accounting Policies (Details 15) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jul. 01, 2012	Jul. 03, 2011
Accumulated other comprehensive loss
Unrecognized pension and postretirement benefit liabilities, net of tax	$ 18,944	$ 31,762	$ 19,772
Foreign currency translation	3,268	3,995	1,978
Accumulated other comprehensive loss, total	$ 22,212	$ 35,757	$ 21,750

Organization and Summary of Significant Accounting Policies (Details 16) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jul. 01, 2012	Jul. 03, 2011
Intrinsic value of stock options exercised and the fair value of stock options vested
Intrinsic value of options exercised	$ 1,110	$ 26	$ 44
Fair value of stock options vested	$ 266	$ 268	$ 293

Organization and Summary of Significant Accounting Policies (Details 17) (USD $)	12 Months Ended
	Jun. 30, 2013	Jul. 01, 2012	Jul. 03, 2011
Weighted average grant date fair value:
Options issued at grant date market value
Options issued above grant date market value	$ 10.48	$ 10.29	$ 7.48
Assumptions:
Risk free interest rates	0.95%	1.23%	1.08%
Expected volatility	57.58%	59.88%	59.89%
Expected dividend yield	1.69%	1.74%	1.54%
Expected term (in years)	6 years	6 years	4 years

Organization and Summary of Significant Accounting Policies (Details 18) (USD $)	12 Months Ended
Jun. 30, 2013
Exercise Price Range One
Range of options outstanding
Number of Options Outstanding	224,955
Number of Options Exercisable	93,455
Weighted Average Exercise Price Outstanding	$ 20.34
Weighted Average Exercise Price Exercisable	$ 14.84
Weighted Average Remaining Contractual Life Outstanding (In Years)	6 years 3 months 18 days
Exercise Price Range, Lower Range Limit	$ 10.92
Exercise Price Range, Upper Range Limit	$ 25.64
Exercise Price Range Two
Range of options outstanding
Number of Options Outstanding	46,500
Number of Options Exercisable	46,500
Weighted Average Exercise Price Outstanding	$ 60.33
Weighted Average Exercise Price Exercisable	$ 60.33
Weighted Average Remaining Contractual Life Outstanding (In Years)	1 year 2 months 12 days
Exercise Price Range, Lower Range Limit	$ 56.08
Exercise Price Range, Upper Range Limit	$ 63.25
Total all ranges
Range of options outstanding
Weighted Average Exercise Price Outstanding	$ 27.19
Weighted Average Exercise Price Exercisable	$ 29.95

Organization and Summary of Significant Accounting Policies (Details Textual) (USD $)	12 Months Ended					12 Months Ended			12 Months Ended			12 Months Ended
	Jun. 30, 2013 Segment Associates	Jul. 01, 2012	Jul. 03, 2011	Jun. 27, 2010	Dec. 31, 2010	Jun. 30, 2013 Vehicle Access Systems Technology Llc Joint_Venture Subsidiary	Apr. 05, 2013 NextLock LLC	Apr. 05, 2013 Actuator Systems LLC	Jun. 30, 2013 Restricted stock	Jun. 30, 2013 Stock Options	Jun. 30, 2013 Omnibus Stock Incentive Plan	Jun. 30, 2013 Minimum	Jun. 30, 2013 Minimum Stock Options	Jun. 30, 2013 Maximum	Jun. 30, 2013 Maximum Stock Options	Jun. 30, 2013 MEXICO	Jul. 01, 2012 Currency buy sell under contract one	Jul. 03, 2011 Currency buy sell under contract one	Jul. 01, 2012 Currency buy sell under contract two	Jul. 03, 2011 Currency buy sell under contract two	Jun. 30, 2013 Currency buy sell under contract three	Jun. 30, 2013 Currency buy sell under contract four
Organization and Summary of Significant Accounting Policies (Textual) [Abstract]
Mexican peso contract: contract end date	Jun 28, 2013
Effective period of additional Mexican peco contract	Additional contracts that were effective during fiscal 2013 expired June 28, 2013
Mexican Peso Option Contract - Contractual Exchange Rate																	11.85	11.85	12.85	12.85	12.4	13.4
Currency Option Contracts Net Premium Payable Receivable	$ 0
Fair Value, Assets, Level 1 to Level 2 Transfers, Amount	0
Maximum maturity of short-term investments classified as cash equivalents	3 months
Cash and cash equivalents	20,307,000	17,487,000	17,250,000	21,867,000												9,200,000
Customer model life production for which production equipment spare parts need to be maintained												12 years		15 years
Gross balance of the repair and maintenance supply parts inventory	2,000,000	1,900,000
Remaining useful life of intangible assets	4 years 4 months 24 days
Intangible amortization expense	99,000	99,000	99,000
Estimated intangible amortization expense Year one	99,000
Estimated intangible amortization expense Year two	99,000
Estimated intangible amortization expense Year three	99,000
Estimated intangible amortization expense Year four	99,000
Estimated intangible amortization expense Year five	41,000
Depreciation expense	7,400,000	6,700,000	6,500,000
Property, plant and equipment impairment	0	0	0
Number of full time associates	2,670
Number of associates represented by labor union	225
Research and development expenditures	1,300,000	1,200,000	1,500,000
Per individual per calendar year health coverage stop loss limit	150,000	150,000	150,000	150,000
Maximum life-time health insurance benefit per individual					2,000,000
Warranty provision resulting from specific customer warranty claim			1,150,000
Percentage of associate represent by labor union	8.40%
Share Based Compensation Arrangement By Share Based Payment Award Number Of Shares Authorized											1,700,000
Shares of common stock available for grant	153,993										153,993
Options expires after date of grant													5 years		10 years
Stock options vest after date of grant									3 years				1 year		4 years
Unrecognized compensation cost related to restricted stock grants									479,000
Weighted average period over which unrecognized compensation is expected to be recognized									11 months	10 months
Unrecognized compensation cost related to stock options										550,000
Cash received from option exercises	770,000	28,000	28,000
Income tax benefit from options exercised	$ 421,000	$ 9,000	$ 18,000
Percentage ownership interest in joint venture							51.00%
Joint venture partner's ownership interest								49.00%
Number of wholly owned subsidiaries						3
Number of equity method joint ventures						1
Number of reporting segments related to STRATTEC Security Corporation	1
Uncertain tax positions - Percentage likelihood that a recognized tax will be realized up on ultimate settlement	50.00%

Investment in Joint Ventures and Majority Owned Subsidiaries (Details Textual) (USD $)	12 Months Ended							1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended		12 Months Ended
	Jun. 30, 2013	Jul. 01, 2012	Jul. 03, 2011	Jun. 30, 2013 Vehicle Access Systems Technology Llc	Jul. 01, 2012 Vehicle Access Systems Technology Llc	Jul. 03, 2011 Vehicle Access Systems Technology Llc	Nov. 20, 2009 Vehicle Access Systems Technology Llc	Dec. 31, 2009 Strattec	Jul. 01, 2012 Strattec	Jun. 27, 2010 Strattec	Dec. 31, 2009 WITTE	Jul. 01, 2012 WITTE	Jun. 27, 2010 WITTE	Dec. 31, 2009 ADAC	Jul. 01, 2012 ADAC	Jun. 27, 2010 ADAC	Apr. 05, 2013 NextLock LLC	Jun. 30, 2013 NextLock LLC	Apr. 05, 2013 Actuator Systems LLC	Jun. 30, 2013 ADAC-STRATTEC LLC.	Jul. 01, 2012 ADAC-STRATTEC LLC.	Jul. 03, 2011 ADAC-STRATTEC LLC.	Jun. 30, 2013 Strattec Power Access Llc	Jul. 01, 2012 Strattec Power Access Llc	Jul. 03, 2011 Strattec Power Access Llc	Nov. 30, 2008 Strattec Power Access Llc
Investment in Joint Ventures (Textual) [Abstract]
VAST China noncontrolling interest purchased by VAST LLC							40.00%
Equity (Loss) earnings of joint ventures	$ (225,000)	$ (1,071,000)	$ 1,246,000	$ (147,000)	$ (1,071,000)	$ 1,246,000												$ (78,000)
Goodwill impairment charge					284,000
Proceeds from repayment of loan to joint venture								1,000,000			1,000,000			1,000,000
Loan to joint venture		0	1,500,000							2,500,000			2,500,000			2,500,000
Principal amount converted to additional capital		1,500,000							1,500,000			1,500,000			1,500,000
Accrued interest converted to additional capital		112,000							112,000			112,000			112,000
Initial capitalization in joint venture, total				600,000													1,500,000
Cash contributions to joint ventures from Strattec	965,000	200,000	450,000	200,000													765,000
Percentage ownership interest in less than wholly owned consolidated subsidiary																				51.00%	51.00%	51.00%	80.00%	80.00%	80.00%	80.00%
Less than wholly owned consolidated subsidiary impact on STRATTEC's net income																				$ 1,100,000	$ 1,700,000	$ 910,000	$ 1,000,000	$ 2,600,000	$ 2,500,000
Percentage non-controlling ownership interest in less than wholly owned consolidated subsidiary																							20.00%	20.00%	20.00%	20.00%
Percentage ownership interest in joint venture																	51.00%
Joint venture partner's ownership interest																			49.00%

Investment in Joint Ventures And Majority Owned Subsidiaries (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jul. 01, 2012
Schedule Of Equity Method Investments [Line Items]
INVESTMENT IN JOINT VENTURES	$ 9,166	$ 8,139
Vehicle Access Systems Technology Llc
Schedule Of Equity Method Investments [Line Items]
INVESTMENT IN JOINT VENTURES	8,479	8,139
NextLock LLC
Schedule Of Equity Method Investments [Line Items]
INVESTMENT IN JOINT VENTURES	$ 687

Equity (Loss) Earnings of Joint Venture (Details) (USD $)	12 Months Ended
	Jun. 30, 2013	Jul. 01, 2012	Jul. 03, 2011
Summarized statements of operations
STRATTEC’s equity (loss) earnings of VAST LLC	$ (225,000)	$ (1,071,000)	$ 1,246,000
Vehicle Access Systems Technology Llc
Summarized statements of operations
Net sales	92,388,000	76,373,000	78,002,000
Cost of goods sold	76,759,000	65,211,000	63,286,000
Gross profit	15,629,000	11,162,000	14,716,000
Engineering, selling and administrative expense	17,270,000	14,930,000	9,527,000
(Loss) income from operations	(1,641,000)	(3,768,000)	5,189,000
Other income (expense), net	497,000	246,000	(247,000)
(Loss) income before provision for Income taxes	(1,144,000)	(3,522,000)	4,942,000
(Benefit) provision for income taxes	(690,000)	(297,000)	1,202,000
Net (loss) income	(454,000)	(3,225,000)	3,740,000
STRATTEC’s share of VAST LLC net (loss) income	(151,000)	(1,075,000)	1,247,000
Intercompany profit eliminations	4,000	4,000	(1,000)
STRATTEC’s equity (loss) earnings of VAST LLC	$ (147,000)	$ (1,071,000)	$ 1,246,000

Equity (Loss) Earnings of Joint Venture (Details 1) (Vehicle Access Systems Technology Llc, USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jul. 01, 2012
Vehicle Access Systems Technology Llc
Summarized balance sheets
Cash and cash equivalents	$ 3,801	$ 5,622
Receivables, net	23,594	16,025
Inventories, net	10,693	17,756
Other current assets	7,892	10,207
Total current assets	45,980	49,610
Property, plant and equipment, net	23,470	20,753
Other long-term assets	4,218	3,585
Total assets	73,668	73,948
Current liabilities	36,128	37,843
Long-term liabilities	11,808	11,381
Total liabilities	47,936	49,224
Net assets	25,732	24,724
STRATTEC’s share of net assets	$ 8,577	$ 8,241

Credit Facilities and Guarantees (Details Textual) (USD $)	12 Months Ended
	Jun. 30, 2013	Jul. 01, 2012	Jul. 03, 2011
Strattec
Credit Facilities and Guarantees (Textual) [Abstract]
Secured revolving credit facility	$ 25,000,000
Expiry date of credit facility	Aug 1, 2014
Interest rate on borrowings under the credit facility	London Interbank Offering Rate plus 1.0 to 1.75 percent or the bank’s prime rate
Outstanding borrowing	0	0
Average borrowings under the credit facility during the period	0	0	0
ADAC-STRATTEC credit facility
Credit Facilities and Guarantees (Textual) [Abstract]
Secured revolving credit facility	5,000,000
Expiry date of credit facility	Jun 28, 2015
Interest rate on borrowings under the credit facility	London Interbank Offering Rate plus 1.0 to 1.75 percent or the bank’s prime rate
Outstanding borrowing	2,250,000
Average borrowings under the credit facility during the period	$ 1,700,000	$ 0	$ 0
Weighted average interest rate	1.99%

Commitments and Contingencies (Details Textual) (USD $)	12 Months Ended
	Jun. 30, 2013	Jul. 01, 2012	Jul. 03, 2011
Commitments and Contingencies (Textual) [Abstract]
Cost incurred inception to date on installation and on-going monitoring of wells	$ 460,000
Environmental	1,414,000	1,436,000
Amount purchased for zinc, aluminum, other purchased parts and natural gas year 1	11,500,000
Amount purchased for zinc, aluminum, other purchased parts and natural gas year 2	8,800,000
Amount purchased for zinc, aluminum, other purchased parts and natural gas year 3	2,200,000
Minimum rental commitments under all non-cancelable operating leases year 1	526,000
Minimum rental commitments under all non-cancelable operating leases year 2	302,000
Rental expense under all non-cancelable operating leases	$ 604,000	$ 723,000	$ 783,000

Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jul. 01, 2012	Jul. 03, 2011
Currently payable:
Federal	$ (561)	$ 2,116	$ 1,181
State	185	219	167
Foreign	1,895	1,200	1,369
Total current income tax expense	1,519	3,535	2,717
Deferred tax (benefit) provision	3,847	54	(177)
Total tax provision (benefit)	$ 5,366	$ 3,589	$ 2,540

Income Taxes (Details 1)	12 Months Ended
	Jun. 30, 2013	Jul. 01, 2012	Jul. 03, 2011
Difference between income taxes computed at the Federal statutory tax rate and the provision for income taxes
US statutory rate	34.00%	34.10%	34.00%
State taxes, net of Federal tax benefit	2.00%	(0.10%)	0.40%
Foreign subsidiaries	(2.20%)	(3.70%)	(1.90%)
Non-controlling interest	(3.10%)	(7.30%)	(7.20%)
Valuation allowance	(1.00%)		0.50%
Other	2.10%	(0.30%)	(0.70%)
Total	31.80%	22.70%	25.10%

Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jul. 01, 2012
Deferred income taxes-current:
Repair and maintenance supply parts reserve	$ 185	$ 190
Payroll-related accruals	1,789	1,589
Environmental reserve	523	546
Inventory Reserve	486	437
Allowance for Doubtful Accounts	185	190
Accrued Warranty	703	1,663
Other	396	781
Deferred tax assets gross current	4,267	5,396
Valuation allowance		(177)
Deferred tax assets net current	4,267	5,219
Deferred income taxes-noncurrent:
Accrued pension obligations	(10,572)	(9,482)
Unrecognized pension and postretirement benefit plan liabilities	11,305	19,467
Accumulated depreciation	(4,256)	(3,023)
Stock-based compensation	854	842
Postretirement obligations	325	728
NOL/credit carry-forwards	159	153
Other	1,176	1,057
Deferred tax assets gross non current	$ (1,009)	$ 9,742

Income Taxes (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jul. 01, 2012
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Unrecognized tax benefits, beginning of year	$ 1,541	$ 1,500
Gross increases – tax positions in prior years
Gross decreases – tax positions in prior years	(47)	(2)
Gross increases – current period tax positions	51	43
Tax Years Closed	(35)
Unrecognized tax benefits, end of year	$ 1,510	$ 1,541

Income Taxes (Details Textual) (USD $)	12 Months Ended
	Jun. 30, 2013	Jul. 01, 2012	Jul. 03, 2011
Income Tax (Textual) [Abstract]
State operating loss and credit carry-forwards	$ 159,000
Expiration date of state operating loss and credit carry-forwards	2014 through 2024
Foreign income before income taxes	6,000,000	5,300,000	3,600,000
Undistributed Earnings of Foreign Subsidiaries	26,600,000
Total liability for unrecognized tax benefits including interest	1,700,000	1,700,000
Unrecognized tax benefits	1,510,000	1,541,000	1,500,000
Unrecognized tax benefits, accrued interest	195,000	187,000
Unrecognized tax benefits, would effect tax rate	$ 1,000,000	$ 1,200,000

Retirement Plans and Postretirement Costs (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013
Pension and SERP Benefits
Amounts Included in Accumulated Other Comprehensive Loss, Net of Tax
Prior service cost (credit)	$ 37
Net actuarial loss	17,256
Total	17,293
Postretirement Benefits
Amounts Included in Accumulated Other Comprehensive Loss, Net of Tax
Prior service cost (credit)	(2,662)
Net actuarial loss	4,313
Total	$ 1,651

Retirement Plans and Postretirement Costs (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013 Pension and SERP Benefits	Jul. 01, 2012 Pension and SERP Benefits	Jul. 03, 2011 Pension and SERP Benefits	Jun. 30, 2013 Postretirement Benefits	Jul. 01, 2012 Postretirement Benefits	Jul. 03, 2011 Postretirement Benefits
COMPONENTS OF NET PERIODIC BENEFIT COST:
Service cost			$ 216	$ 150	$ 70	$ 15	$ 11	$ 10
Interest cost			4,447	4,784	4,692	181	227	275
Expected return on plan assets			(6,126)	(6,411)	(6,445)
Amortization of prior service cost (credit)			12	12	12	(764)	(764)	(764)
Amortization of unrecognized net loss			4,453	2,414	2,504	898	673	645
Settlement loss	(2,144)		2,144
Net Periodic benefit cost			5,146	949	833	330	147	166
Benefit Obligations:
Benefit obligations, Discount rate			5.02%	4.56%		5.02%	4.56%
Benefit obligations, expected return on plan assets	7.50%		7.50%	7.50%
Benefit Obligations, Rate of compensation increases - SERP			3.00%	3.00%
Net Periodic Benefit Cost:
Net Periodic Benefit Cost, Discount rate			4.56%	5.57%		4.56%	5.57%
Net Periodic Benefit Cost, Expected return on plan assets			7.50%	7.80%
Net Periodic Benefit Cost, Rate of compensation increases - SERP			3.00%	3.00%
CHANGE IN PROJECTED BENEFIT OBLIGATION:
Benefit obligation at beginning of year			103,383	89,609		4,475	4,586
Service cost			216	150	70	15	11	10
Interest cost			4,447	4,784	4,692	181	227	275
Actuarial (gain) loss			(8,381)	12,663		239	917
Benefits paid			(9,750)	(3,823)		(1,370)	(1,266)
Benefit obligation at end of year			89,915	103,383	89,609	3,540	4,475	4,586
CHANGE IN PLAN ASSETS:
Fair value of plan assets at beginning of year		79,517	79,517	83,023
Actual return on plan assets			11,914	(1,683)
Employer contribution			8,753	2,000		1,370	1,266
Benefits paid			(9,750)	(3,823)		(1,370)	(1,266)
Fair value of plan assets at end of year	90,434	79,517	90,434	79,517	83,023
Funded status – prepaid (accrued) benefit obligations			519	(23,866)		(3,540)	(4,475)
AMOUNTS RECOGNIZED IN CONSOLIDATED BALANCE SHEETS:
Other long-term assets			1,983
Accrued payroll and benefits (current liabilities)				(5,664)		(823)	(1,010)
Accrued benefit obligations (long-term liabilities)			(1,464)	(18,202)		(2,717)	(3,465)
Net amount recognized			519	(23,866)		(3,540)	(4,475)
CHANGES IN PLAN ASSETS AND BENEFIT OBLIGATIONS RECOGNIZED IN OTHER COMPREHENSIVE INCOME:
Net periodic benefit cost			5,146	949	833	330	147	166
Net actuarial (gain) loss			(14,170)	20,756		238	917
Amortization of prior service (cost) credits			(12)	(12)		764	764
Amortization of unrecognized net loss			(6,597)	(2,414)		(898)	(673)
Total recognized in other comprehensive income, before tax			(20,779)	18,330		104	1,008
Total recognized in net periodic benefit cost and other comprehensive income			$ (15,633)	$ 19,279		$ 434	$ 1,155

Retirement Plans and Postretirement Costs (Details 2) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jul. 01, 2012
Pension
Accumulated Benefit Obligations and Projected Benefit Obligations
Accumulated benefit obligation	$ 88,451	$ 96,167
Projected benefit obligation	88,451	96,167
SERP
Accumulated Benefit Obligations and Projected Benefit Obligations
Accumulated benefit obligation	1,020	6,629
Projected benefit obligation	$ 1,464	$ 7,216

Retirement Plans and Postretirement Costs (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Jun. 30, 2013
Significant Effect of Health Care Trend on the Postretirement Benefit
Effect on total of service and interest cost components in fiscal 2013, 1% Increase	$ 3
Effect on total of service and interest cost components in fiscal 2013, 1% Decrease	(3)
Effect on postretirement benefit obligation as of June 30, 2013, 1% Increase	59
Effect on postretirement benefit obligation as of June 30, 2013, 1% Decrease	$ (57)

Retirement Plans and Postretirement Costs (Details 4)	12 Months Ended
	Jun. 30, 2013	Jul. 01, 2012
Pension plan weighted-average asset allocations by asset category
Target Allocation	100.00%
Plan assets - actual percentage	100.00%	100.00%
Equity investments
Pension plan weighted-average asset allocations by asset category
Target Allocation	70.00%
Plan assets - actual percentage	64.00%	64.00%
Fixed-income Investments
Pension plan weighted-average asset allocations by asset category
Target Allocation	30.00%
Plan assets - actual percentage	30.00%	32.00%
Other
Pension plan weighted-average asset allocations by asset category
Target Allocation
Plan assets - actual percentage	6.00%	4.00%

Retirement Plans and Postretirement Costs (Details 5) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	$ 90,434	$ 79,517
Level 1
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	59,392	76,357
Level 2
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	25,955
Level 3
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	5,087	3,160
Equity investments | Small Cap
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	13,681	10,707
Equity investments | Mid Cap
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	9,048	8,404
Equity investments | Large Cap
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	18,039	17,872
Equity investments | International Cap
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	17,600	13,650
Equity investments | Level 1 | Small Cap
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	13,681	10,707
Equity investments | Level 1 | Mid Cap
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	9,048	8,404
Equity investments | Level 1 | Large Cap
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	18,039	17,872
Equity investments | Level 1 | International Cap
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	17,600	13,650
Equity investments | Level 2 | Small Cap
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets
Equity investments | Level 2 | Mid Cap
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets
Equity investments | Level 2 | Large Cap
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets
Equity investments | Level 2 | International Cap
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets
Equity investments | Level 3 | Small Cap
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets
Equity investments | Level 3 | Mid Cap
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets
Equity investments | Level 3 | Large Cap
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets
Equity investments | Level 3 | International Cap
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets
Fixed Income Bond Funds/Bonds
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	22,407	22,313
Fixed Income Bond Funds/Bonds | Level 1
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	1,024	22,313
Fixed Income Bond Funds/Bonds | Level 2
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	21,383
Fixed Income Bond Funds/Bonds | Level 3
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets
Hedge Funds
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	5,087	3,160
Hedge Funds | Level 1
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets
Hedge Funds | Level 2
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets
Hedge Funds | Level 3
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	5,087	3,160
Cash and Cash Equivalents
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	4,572	3,411
Cash and Cash Equivalents | Level 1
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets		3,411
Cash and Cash Equivalents | Level 2
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	4,572
Cash and Cash Equivalents | Level 3
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets

Retirement Plans and Postretirement Costs (Details 6) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
CHANGE IN PLAN ASSETS:
Fair value of pension plan assets	$ 90,434	$ 79,517
Hedge Funds
CHANGE IN PLAN ASSETS:
Fair value of pension plan assets	5,087	3,160
Net Purchase and Sales	1,420
Realized and Unrealized Gain, net	$ 507

Retirement Plans and Postretirement Costs (Details 7) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013
Pension and SERP Benefits
Expected future benefit payments
2014	$ 4,318
2015	5,269
2016	5,030
2017	5,240
2018	5,463
2019-2023	30,903
Postretirement Benefits
Expected future benefit payments
2014	823
2015	724
2016	594
2017	491
2018	392
2019-2023	$ 797

Retirement Plans and Postretirement Costs (Details Textual) (USD $)	12 Months Ended
	Jun. 30, 2013	Jul. 01, 2012	Jul. 03, 2011
Retirement Plans and Postretirement Costs (Textual) [Abstract]
Loss on settlement of pension obligation	$ (2,144,000)
Rabbi Trust Assets - SERP	1,500,000	4,400,000
Postretirement plan annual benefit limit for future eligible retirees	4,000
Defined benefit plan benefit for future eligible retirees period	5 years
Health care cost trend rate for next fiscal year	7.50%
Ultimate health care cost trend rate	5.00%
Benefit obligations, expected return on plan assets	7.50%
Percentage target asset allocation	100.00%
Public equity return applied to target allocation in determining expected long term rate of return	7.50%
Actual Historical Annualized Returns Using Target Allocation - 5 Years	5.33%
Actual Historical Annualized Returns Using Target Allocation - 10 Years	7.28%
Actual Historical Annualized Returns Using Target Allocation - 15 Years	5.65%
Actual Historical Annualized Returns Using Target Allocation - 20 Years	7.53%
Actual Historical Annualized Returns Using Target Allocation - 25 Years	8.26%
Actual Historical Annualized Returns Using Target Allocation - 30 Years	9.32%
Employer contribution defined contribution plan	1,500,000	1,400,000	1,300,000
Percent of each dollar of eligible employee contributions matched by employer	100.00%
Employer matching contribution to employee up to participant's eligible contribution	5.00%
Supplemental Employee Retirement Plans, Defined Benefit
Retirement Plans and Postretirement Costs (Textual) [Abstract]
SERP benefit obligation cash settlement	5,800,000
Loss on settlement of pension obligation	2,100,000
Projected benefit obligation	1,464,000	7,216,000
Expected employer contributions during fiscal 2014
Pension and SERP Benefits
Retirement Plans and Postretirement Costs (Textual) [Abstract]
Loss on settlement of pension obligation	2,144,000
Projected benefit obligation	89,915,000	103,383,000	89,609,000
Prior service costs included in accumulated other comprehensive loss before tax to be recognized during fiscal 2014	12,000
Prior service costs included in accumulated other comprehensive loss after tax to be recognized during fiscal 2014	7,000
Net actuarial loss included in accumulated other comprehensive loss before tax expense to be recognized during fiscal 2014	2,700,000
Net actuarial loss included in accumulated other comprehensive loss after tax to be recognized during fiscal 2014	1,700,000
Benefit obligations, expected return on plan assets	7.50%	7.50%
Postretirement Benefits
Retirement Plans and Postretirement Costs (Textual) [Abstract]
Loss on settlement of pension obligation
Projected benefit obligation	3,540,000	4,475,000	4,586,000
Prior service costs included in accumulated other comprehensive loss before tax to be recognized during fiscal 2014	764,000
Prior service costs included in accumulated other comprehensive loss after tax to be recognized during fiscal 2014	474,000
Net actuarial loss included in accumulated other comprehensive loss before tax expense to be recognized during fiscal 2014	847,000
Net actuarial loss included in accumulated other comprehensive loss after tax to be recognized during fiscal 2014	525,000
Benefit obligations, expected return on plan assets
Expected employer contributions during fiscal 2014	823,000
Public equity
Retirement Plans and Postretirement Costs (Textual) [Abstract]
Percentage target asset allocation	70.00%
Public equity return applied to target allocation in determining expected long term rate of return	9.50%
Fixed income
Retirement Plans and Postretirement Costs (Textual) [Abstract]
Percentage target asset allocation	30.00%
Public equity return applied to target allocation in determining expected long term rate of return	3.00%
Qualified Pension Plan
Retirement Plans and Postretirement Costs (Textual) [Abstract]
Expected employer contributions during fiscal 2014	$ 3,000,000

Shareholders' Equity (Details Textual) (USD $) In Millions, except Share data, unless otherwise specified	Jun. 30, 2013	Jul. 01, 2012
Shareholders Equity (Textual) [Abstract]
Common stock, shares authorized	12,000,000	12,000,000
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares outstanding	3,372,029	3,303,784
Number of shares authorized to be repurchased	3,839,395
Number of shares repurchased to date	3,655,322
Cost of shares repurchased to date	$ 136.4

Earnings Per Share (''EPS'') (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jul. 01, 2012	Jul. 03, 2011
Reconciliation of the components of the basic and diluted per share
Net Income Attributable to STRATTEC	$ 9,375	$ 8,793	$ 5,418
Less: Income Attributable to Participating Securities	171
Net Income Attributable to Common Shareholders	$ 9,204	$ 8,793	$ 5,418
Weighted Average Shares of Common Stock Outstanding	3,327	3,300	3,285
Incremental Shares – Stock based Compensation	52	30	38
Diluted Weighted Average Shares of Common Stock Outstanding	3,379	3,330	3,323
Basic Earnings Per Share	$ 2.77	$ 2.66	$ 1.65
Diluted Earnings Per Share	$ 2.72	$ 2.64	$ 1.63

Earnings Per Share (''EPS'') (Details Textual) (Stock Options)	12 Months Ended
	Jun. 30, 2013	Jul. 01, 2012	Jul. 03, 2011
Stock Options
Earnings per share (Textual) [Abstract]
Antidilutive options excluded from earnings per share computation	248,000	248,000	142,000

Stock Option and Purchase Plans (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jul. 01, 2012	Jul. 03, 2011
Summary of stock option activity under our stock incentive plan
Shares, Beginning Balance	332,800	297,400	297,650
Shares, Granted	40,000	40,000	40,000
Shares, Exercised	(55,845)	(2,600)	(2,600)
Shares, Expired	(41,500)	(2,000)	(37,650)
Shares, Terminated	(4,000)
Shares, Ending Balance	271,455	332,800	297,400
Weighted Average Exercise Price, Beginning Balance	$ 28.19	$ 28.32	$ 33.01
Weighted Average Exercise Price, Granted	$ 25.64	$ 26.53	$ 22.47
Weighted Average Exercise Price, Exercised	$ 13.78	$ 10.92	$ 10.92
Weighted Average Exercise Price, Expired	$ 52.68	$ 37.58	$ 60.36
Weighted Average Exercise Price, Terminated	$ 17.59
Weighted Average Exercise Price, Ending Balance	$ 27.19	$ 28.19	$ 28.32
Weighted Average Remaining Contractual Term, Balance at June 30, 2013	5 years 4 months 24 days
Aggregate Intrinsic Value, Balance at June 30, 2013	$ 3,830
Exercisable Shares	139,955	192,700	155,800
Shares of common stock available for grant	153,993
Weighted Average Exercise Price, Exercisable	$ 29.95	$ 33.69	$ 38.37
Weighted Average Remaining Contractual Term, Exercisable	4 years 4 months 24 days	4 years 6 months	4 years 9 months 18 days
Aggregate Intrinsic Value, Exercisable	$ 2,104	$ 702	$ 479

Stock Option and Purchase Plans (Details 1) (Restricted stock, USD $)	12 Months Ended
	Jun. 30, 2013	Jul. 01, 2012	Jul. 03, 2011
Restricted stock
Summary of restricted stock activity under our stock incentive plan
Nonvested, Shares Beginning Balance	49,400	38,900	27,500
Granted, Shares	24,150	20,000	20,000
Vested, Shares	(10,400)	(9,300)	(8,600)
Nonvested, Shares Ending Balance	61,250	49,400	38,900
Forfeited, Shares	(1,900)	(200)
Nonvested, Weighted Average Grant Date Fair Value Beginning Balance	$ 20.45	$ 21.19	$ 29.9
Granted, Weighted Average Grant Date Fair Value	$ 23.69	$ 23.01	$ 20.66
Vested, Weighted Average Grant Date Fair Value	$ 15.44	$ 29	$ 47.78
Nonvested, Weighted Average Grant Date Fair Value Ending Balance	$ 22.42	$ 20.45	$ 21.19
Forfeited, Weighted Average Grant Date Fair Value	$ 25.49	$ 23.01

Stock Option and Purchase Plans (Details Textual) (USD $)	12 Months Ended
	Jun. 30, 2013	Jul. 01, 2012	Jul. 03, 2011
Stock Option And Purchase Plans (Additional Textual) [Abstract]
Options granted at price greater than market value	40,000	40,000	40,000
Exercise price of options granted at price greater than market value	$ 25.64	$ 26.53	$ 22.47
Employee Stock Purchase Plan
Stock Option And Purchase Plans (Textual) [Abstract]
Maximum Contribution per participant per calendar year	$ 5,200
Maximum number of shares authorized for issuance from treasury under the Employee Stock Purchase Plan	100,000
Shares issued from treasury stock under Employee Stock Purchase Plan	2,000	2,406	2,323
Employee stock purchase plan average price of shares purchased during period	$ 26.88	$ 22.17	$ 26.78
Shares available for issuance from treasury under the Employee Stock Purchase plan	71,351

Export Sales (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jul. 01, 2012	Jul. 03, 2011
Summary of export sales
Export Sales	$ 111,159	$ 102,022	$ 103,232
Export sales as a percent of net sales	37.00%	37.00%	40.00%

Sales and Receivable Concentration (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jul. 01, 2012	Jul. 03, 2011
Sales to largest customers
Sales to largest customers, Amount	$ 197,221	$ 189,238	$ 171,436
Sales to largest customers, Percentage of net sales	66.00%	68.00%	66.00%
General Motors Company
Sales to largest customers
Sales to largest customers, Amount	56,972	64,588	63,617
Sales to largest customers, Percentage of net sales	19.00%	23.00%	24.00%
Ford Motor Company
Sales to largest customers
Sales to largest customers, Amount	44,773	33,854	26,930
Sales to largest customers, Percentage of net sales	15.00%	12.00%	10.00%
Chrysler Group LLC
Sales to largest customers
Sales to largest customers, Amount	$ 95,476	$ 90,796	$ 80,889
Sales to largest customers, Percentage of net sales	32.00%	33.00%	31.00%

Sales and Receivable Concentration (Details 1) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jul. 01, 2012
Receivables from largest customers
Receivables from largest customers, amount	$ 30,903	$ 30,125
Receivables from largest customers, percentage of gross receivables	65.00%	67.00%
General Motors Company
Receivables from largest customers
Receivables from largest customers, amount	8,672	10,230
Receivables from largest customers, percentage of gross receivables	18.00%	23.00%
Ford Motor Company
Receivables from largest customers
Receivables from largest customers, amount	6,533	5,738
Receivables from largest customers, percentage of gross receivables	14.00%	13.00%
Chrysler Group LLC
Receivables from largest customers
Receivables from largest customers, amount	$ 15,698	$ 14,157
Receivables from largest customers, percentage of gross receivables	33.00%	31.00%